UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08004

AMG Funds IV

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31st

Date of reporting period: JANUARY 31, 2018             (1st Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

AMG Managers Fairpointe ESG Equity Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2018

	Shares	Value
Common Stocks - 89.6%
Consumer Discretionary - 13.4%
Lions Gate Entertainment Corp., Class B*	7,100	$227,200
Mattel, Inc.	22,100	350,064
Scholastic Corp.	8,700	334,254
WPP PLC, Sponsored ADR (United Kingdom)	3,900	352,560
Total Consumer Discretionary		1,264,078
Consumer Staples - 12.4%
Bunge, Ltd.	4,200	333,606
Dean Foods Co.	22,700	235,399
Hormel Foods Corp.	8,200	281,506
PepsiCo, Inc.	500	60,150
Unilever PLC, Sponsored ADR (United Kingdom)	4,700	265,409
Total Consumer Staples		1,176,070
Energy - 4.0%
McDermott International, Inc.*	42,500	373,150
Financials - 6.8%
The Bank of New York Mellon Corp.	2,200	124,740
Legg Mason, Inc.	5,200	221,624
Northern Trust Corp.	2,800	295,092
Total Financials		641,456
Health Care - 12.3%
Bristol-Myers Squibb Co.	3,500	219,100
Hologic, Inc.*	4,100	175,070
Patterson Cos., Inc.	8,200	294,298
Quest Diagnostics, Inc.	2,000	211,640
Varian Medical Systems, Inc.*	2,100	267,750
Total Health Care		1,167,858
Industrials - 14.3%
AGCO Corp.	2,900	210,598
Chicago Bridge & Iron Co. NV (Netherlands)	17,500	365,225

	Shares	Value
General Electric Co.	24,400	$394,548
Kennametal, Inc.	2,100	102,438
Quanta Services, Inc.*	7,300	280,977
Total Industrials		1,353,786
Information Technology - 24.5%
Akamai Technologies, Inc.*	3,800	254,562
Cisco Systems, Inc.	4,100	170,314
Cree, Inc.*	7,200	248,472
DXC Technology Co.	1,076	107,116
Hewlett Packard Enterprise Co.	10,400	170,560
HP, Inc.	8,200	191,224
International Business Machines Corp.	1,800	294,660
Juniper Networks, Inc.	10,700	279,805
QUALCOMM, Inc.	2,800	191,100
Teradata Corp.*	6,000	243,000
VMware, Inc., Class A*	1,400	173,306
Total Information Technology		2,324,119
Materials - 1.9%
FMC Corp.	2,000	182,660
Total Common Stocks (Cost $6,745,129)		8,483,177
Short-Term Investments - 3.0%
Other Investment Companies - 3.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.27%[1]	284,931	284,931
Total Short-Term Investments (Cost $284,931)		284,931
Total Investments - 92.6% (Cost $7,030,060)		8,768,108
Other Assets, less Liabilities - 7.4%		703,892
Net Assets - 100.0%		$9,472,000

*	Non-income producing security.
[1]	Yield shown represents the January 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
ADR	American Depositary Receipt

AMG Managers Fairpointe ESG Equity Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of January 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$8,483,177	—	—	$8,483,177
Short-Term Investments	284,931	—	—	284,931

Total Investments in Securities	$8,768,108	—	—	$8,768,108

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of January 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

AMG River Road Focused Absolute Value Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2018

	Shares	Value
Common Stocks - 99.6%
Consumer Discretionary - 30.1%
Advance Auto Parts, Inc.	9,074	$1,061,567
Asbury Automotive Group, Inc.*	13,898	1,009,690
Cinemark Holdings, Inc.[1]	25,114	924,195
Comcast Corp., Class A	30,123	1,281,131
The Interpublic Group of Cos., Inc.	34,981	765,734
Liberty Latin America, Ltd., Class C (Bermuda)*	47,799	1,083,604
Liberty Media Corp.-Liberty SiriusXM, Class C*	19,194	860,083
Liberty Ventures, Class A*	27,998	1,649,922
Total Consumer Discretionary		8,635,926
Consumer Staples - 8.2%
Coty, Inc., Class A	44,645	875,488
CVS Health Corp.	12,043	947,664
Hostess Brands, Inc.*,1	39,417	543,955
Total Consumer Staples		2,367,107
Financials - 31.6%
Axis Capital Holdings, Ltd. (Bermuda)	20,695	1,045,718
Berkshire Hathaway, Inc., Class B*	9,934	2,129,651
Brookfield Asset Management, Inc., Class A (Canada)	25,772	1,079,074
Oaktree Capital Group LLC, MLP	26,143	1,199,964
Oaktree Specialty Lending Corp.	160,280	791,783
U.S. Bancorp	10,170	581,114
Wells Fargo & Co.	15,500	1,019,590
White Mountains Insurance Group, Ltd.	1,467	1,232,133
Total Financials		9,079,027
Health Care - 8.4%
DaVita, Inc.*	13,341	1,041,132
Premier, Inc., Class A*	42,183	1,368,838
Total Health Care		2,409,970
Industrials - 6.5%
Armstrong World Industries, Inc.*	9,243	579,536
General Electric Co.	35,251	570,009
Nielsen Holdings PLC	19,615	733,797
Total Industrials		1,883,342

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $1,423,940 or 5.0% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

	Shares	Value
Information Technology - 8.9%
Cars.com, Inc.*,1	28,032	$832,270
Mitel Networks Corp. (Canada)*	106,224	956,016
Sabre Corp.	36,634	760,888
Total Information Technology		2,549,174
Real Estate - 2.4%
Iron Mountain, Inc., REIT	19,666	688,900
Utilities - 3.5%
National Fuel Gas Co.	18,064	1,007,068
Total Common Stocks (Cost $25,924,541)		28,620,514

	Principal Amount
Short-Term Investments - 5.6%
Joint Repurchase Agreements - 5.1%[2]
Citibank N.A., dated 01/31/18, due 02/01/18, 1.320% total to be received $468,655 (collateralized by various U.S. Government Agency Obligations, 0.375% - 8.750%, 01/31/19 - 09/09/49, totaling $478,011)	$468,638	468,638
Daiwa Capital Markets America, dated 01/31/18, due 02/01/18, 1.350% total to be received $1,000,038 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 02/15/18 - 12/01/51, totaling $1,019,973)	1,000,000	1,000,000
Total Joint Repurchase Agreements		1,468,638

	Shares
Other Investment Companies - 0.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.27%[3]	126,084	126,084
Total Short-Term Investments (Cost $1,594,721)		1,594,722
Total Investments - 105.2% (Cost $27,519,262)		30,215,236
Other Assets, less Liabilities - (5.2)%		(1,491,652)
Net Assets - 100.0%		$28,723,584

[3]	Yield shown represents the January 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

MLP	Master Limited Partnership
REIT	Real Estate Investment Trust

AMG River Road Focused Absolute Value Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of January 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$28,620,514	—	—	$28,620,514
Short-Term Investments
Joint Repurchase Agreements	—	$1,468,638	—	1,468,638
Other Investment Companies	126,084	—	—	126,084

Total Investments in Securities	$28,746,598	$1,468,638	—	$30,215,236

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of January 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

AMG Managers Montag & Caldwell Growth Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2018

	Shares	Value
Common Stocks - 95.8%
Consumer Discretionary - 11.5%
Dollar Tree, Inc.*	258,780	$29,759,700
The Priceline Group, Inc.*	11,867	22,690,297
Starbucks Corp.	403,605	22,928,800
Ulta Beauty, Inc.*	86,634	19,241,412
Total Consumer Discretionary		94,620,209
Consumer Staples - 13.1%
The Estee Lauder Cos., Inc., Class A	121,400	16,384,144
The Kraft Heinz Co.	204,200	16,007,238
Mondelez International, Inc., Class A	554,700	24,628,680
Monster Beverage Corp.*	350,100	23,887,323
PepsiCo, Inc.	223,300	26,862,990
Total Consumer Staples		107,770,375
Financials - 8.6%
The Charles Schwab Corp.	418,300	22,312,122
Intercontinental Exchange, Inc.	349,885	25,835,508
S&P Global, Inc.	124,577	22,560,895
Total Financials		70,708,525
Health Care - 15.8%
Becton Dickinson & Co.	132,129	32,099,420
Edwards Lifesciences Corp.*	247,709	31,355,005
Thermo Fisher Scientific, Inc.	125,953	28,227,327
UnitedHealth Group, Inc.	164,313	38,906,032
Total Health Care		130,587,784
Industrials - 3.2%
Honeywell International, Inc.	165,024	26,349,382
Information Technology - 40.1%
Alphabet, Inc., Class A*	35,100	41,495,922

*	Non-income producing security.
[1]	Yield shown represents the January 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

	Shares	Value
Analog Devices, Inc.	310,100	$28,491,988
Apple, Inc.	196,798	32,949,889
eBay, Inc.*	603,500	24,490,030
Facebook, Inc., Class A*	137,407	25,679,994
Fidelity National Information Services, Inc.	249,191	25,507,191
FleetCor Technologies, Inc.*	101,924	21,658,850
Mastercard, Inc., Class A	101,261	17,113,109
Microsoft Corp.	417,400	39,657,174
Oracle Corp.	411,200	21,213,808
QUALCOMM, Inc.	226,600	15,465,450
Visa, Inc., Class A	302,500	37,579,575
Total Information Technology		331,302,980
Materials - 3.5%
Air Products & Chemicals, Inc.	63,890	10,757,159
The Sherwin-Williams Co.	44,358	18,502,166
Total Materials		29,259,325
Total Common Stocks (Cost $548,845,949)		790,598,580
Short-Term Investments - 3.8%
Other Investment Companies - 3.8%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.21%[1]	31,040,503	31,040,503
Total Short-Term Investments (Cost $31,040,503)		31,040,503
Total Investments - 99.6% (Cost $579,886,452)		821,639,083
Other Assets, less Liabilities - 0.4%		3,365,972
Net Assets - 100.0%		$825,005,055

AMG Managers Montag & Caldwell Growth Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of January 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$790,598,580	—	—	$790,598,580
Short-Term Investments
Other Investment Companies	31,040,503	—	—	31,040,503

Total Investments in Securities	$821,639,083	—	—	$821,639,083

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of January 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

AMG River Road Dividend All Cap Value Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2018

	Shares	Value
Common Stocks - 99.7%
Consumer Discretionary - 14.0%
Cedar Fair LP, MLP	254,911	$17,282,966
Cinemark Holdings, Inc.	456,543	16,800,782
Extended Stay America, Inc. (Units)	848,726	17,169,727
Hanesbrands, Inc.[1]	455,975	9,903,777
The Interpublic Group of Cos., Inc.	578,414	12,661,483
Meredith Corp.	75,450	4,990,263
Omnicom Group, Inc.	199,474	15,289,682
Polaris Industries, Inc.	87,521	9,890,748
Starbucks Corp.	171,140	9,722,463
Target Corp.	282,552	21,253,562
Total Consumer Discretionary		134,965,453
Consumer Staples - 9.6%
Coty, Inc., Class A	631,954	12,392,618
CVS Health Corp.	115,191	9,064,380
Kimberly-Clark Corp.	174,873	20,460,141
PepsiCo, Inc.	91,445	11,000,834
Unilever PLC, Sponsored ADR (United Kingdom)	282,873	15,973,838
Wal-Mart Stores, Inc.	221,452	23,606,783
Total Consumer Staples		92,498,594
Energy - 13.0%
Chevron Corp.	91,740	11,499,609
Dominion Energy Midstream Partners LP, MLP [1]	152,726	4,543,599
Exxon Mobil Corp.	198,353	17,316,217
Magellan Midstream Partners LP, MLP	190,321	13,587,016
Marathon Petroleum Corp.	440,286	30,498,611
Occidental Petroleum Corp.	176,350	13,220,959
Spectra Energy Partners LP, MLP [1]	342,432	14,635,544
TransMontaigne Partners LP, MLP [1]	262,647	10,395,568
Valero Energy Corp.	107,904	10,355,547
Total Energy		126,052,670
Financials - 14.5%
Axis Capital Holdings, Ltd. (Bermuda)	177,201	8,953,966
BB&T Corp.	532,682	29,398,720
CNA Financial Corp.	156,989	8,502,524
MetLife, Inc.	250,299	12,031,873
The PNC Financial Services Group, Inc.	76,344	12,063,879
Thomson Reuters Corp. (Canada)	290,596	12,585,713
U.S. Bancorp	479,993	27,426,800
Wells Fargo & Co.	254,519	16,742,260
WesBanco, Inc.	298,610	12,245,996
Total Financials		139,951,731

	Shares	Value
Health Care - 1.7%
Amgen, Inc.	88,698	$16,502,263
Industrials - 16.0%
Aircastle, Ltd.	619,320	14,628,338
Emerson Electric Co.	238,230	17,207,353
Fastenal Co.	518,046	28,471,808
General Electric Co.	529,068	8,555,030
Johnson Controls International PLC	393,697	15,405,364
KAR Auction Services, Inc.	301,738	16,456,790
Nielsen Holdings PLC	415,965	15,561,251
Union Pacific Corp.	151,690	20,250,615
United Parcel Service, Inc., Class B	146,281	18,624,497
Total Industrials		155,161,046
Information Technology - 10.4%
Cisco Systems, Inc.	370,905	15,407,394
Corning, Inc.	766,497	23,930,036
CSG Systems International, Inc.	106,346	4,803,649
Intel Corp.	221,120	10,644,717
Microsoft Corp.	76,092	7,229,501
Motorola Solutions, Inc.	171,509	17,058,285
QUALCOMM, Inc.	213,523	14,572,945
TE Connectivity, Ltd. (Switzerland)	70,599	7,238,515
Total Information Technology		100,885,042
Materials - 5.4%
Compass Minerals International, Inc.[1]	170,234	12,410,059
LyondellBasell Industries NV, Class A	81,562	9,774,390
Praxair, Inc.	186,817	30,169,077
Total Materials		52,353,526
Real Estate - 9.8%
The GEO Group Inc., REIT	508,583	11,468,547
Iron Mountain, Inc., REIT	627,514	21,981,815
Ryman Hospitality Properties, Inc., REIT	276,103	21,135,684
Sabra Health Care REIT, Inc., REIT	620,201	11,225,638
Ventas, Inc., REIT	266,642	14,923,953
Weyerhaeuser Co., REIT	362,546	13,609,977
Total Real Estate		94,345,614
Telecommunication Services - 1.8%
Verizon Communications, Inc.	328,436	17,758,535
Utilities - 3.5%
AmeriGas Partners LP, MLP [1]	326,733	15,434,867

AMG River Road Dividend All Cap Value Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Utilities - 3.5% (continued)
National Fuel Gas Co.	339,390	$18,920,992
Total Utilities		34,355,859
Total Common Stocks (Cost $747,167,996)		964,830,333
	Principal Amount
Short-Term Investments - 3.7%
Joint Repurchase Agreements - 2.7%[2]
Citigroup Global Markets, Inc., dated 01/31/18, due 02/01/18, 1.340% total to be received $6,274,394 (collateralized by various U.S. Government Agency Obligations, 0.000% - 11.500%, 02/01/18 - 06/01/56, totaling $6,399,643)	$6,274,160	6,274,160
Daiwa Capital Markets America, dated 01/31/18, due 02/01/18, 1.350% total to be received $6,274,395 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 02/15/18 - 12/01/51, totaling $6,399,475)	6,274,160	6,274,160
HSBC Securities USA, Inc., dated 01/31/18, due 02/01/18, 1.340% total to be received $6,274,394 (collateralized by various U.S. Government Agency Obligations, 3.500% - 6.000%, 02/01/35 - 10/01/47, totaling $6,399,688)	6,274,160	6,274,160

	Principal Amount	Value
Jefferies LLC, dated 01/31/18, due 02/01/18, 1.440% total to be received $6,274,451 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.250%, 02/09/18 - 07/15/32, totaling $6,399,692)	$6,274,200	$6,274,200
JP Morgan Securities LLC, dated 01/31/18, due 02/01/18, 1.370% total to be received $1,319,833 (collateralized by various U.S. Government Agency Obligations, 1.625% - 1.875%, 04/30/22 - 08/15/22, totaling $1,154,035)	1,319,783	1,319,783
Total Joint Repurchase Agreements		26,416,463

	Shares
Other Investment Companies - 1.0%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.21%[3]	9,011,114	9,011,114
Total Short-Term Investments (Cost $35,427,577)		35,427,577
Total Investments - 103.4% (Cost $782,595,573)		1,000,257,910
Other Assets, less Liabilities - (3.4)%		(33,132,688)
Net Assets - 100.0%		$967,125,222

[1]	Some or all of these securities, amounting to $25,707,332 or 2.7% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the January 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
ADR	American Depositary Receipt
LP	Limited Partnership
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of January 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$964,830,333	—	—	$964,830,333
Short-Term Investments
Joint Repurchase Agreements	—	$26,416,463	—	26,416,463
Other Investment Companies	9,011,114	—	—	9,011,114

Total Investments in Securities	$973,841,447	$26,416,463	—	$1,000,257,910

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of January 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

AMG River Road Dividend All Cap Value Fund II
Schedule of Portfolio Investments (unaudited)
January 31, 2018

	Shares	Value
Common Stocks - 98.7%
Consumer Discretionary - 13.6%
Cedar Fair LP, MLP	13,806	$936,047
Cinemark Holdings, Inc.[1]	61,032	2,245,978
Extended Stay America, Inc. (Units)	110,819	2,241,868
Hanesbrands, Inc.[1]	62,281	1,352,743
The Interpublic Group of Cos., Inc.	77,394	1,694,155
Meredith Corp.	10,360	685,210
Omnicom Group, Inc.	26,154	2,004,704
Polaris Industries, Inc.	11,709	1,323,234
Starbucks Corp.	23,410	1,329,922
Target Corp.	38,453	2,892,435
Total Consumer Discretionary		16,706,296
Consumer Staples - 10.0%
Coty, Inc., Class A	83,864	1,644,573
CVS Health Corp.	14,874	1,170,435
Kimberly-Clark Corp.	23,853	2,790,801
PepsiCo, Inc.	11,926	1,434,698
Unilever PLC, Sponsored ADR (United Kingdom)	37,093	2,094,642
Wal-Mart Stores, Inc.	30,186	3,217,827
Total Consumer Staples		12,352,976
Energy - 12.5%
Chevron Corp.	12,344	1,547,320
Dominion Energy Midstream Partners LP, MLP [1]	21,349	635,133
Exxon Mobil Corp.	26,269	2,293,284
Magellan Midstream Partners LP, MLP	25,429	1,815,376
Marathon Petroleum Corp.	57,941	4,013,573
Occidental Petroleum Corp.	23,498	1,761,645
Spectra Energy Partners LP, MLP [1]	44,455	1,900,007
Valero Energy Corp.	14,430	1,384,847
Total Energy		15,351,185
Financials - 13.5%
Axis Capital Holdings, Ltd. (Bermuda)	23,200	1,172,296
BB&T Corp.	71,053	3,921,415
CNA Financial Corp.	12,729	689,403
MetLife, Inc.	32,767	1,575,110
The PNC Financial Services Group, Inc.	10,498	1,658,894
Thomson Reuters Corp. (Canada)	38,852	1,682,680
U.S. Bancorp	64,196	3,668,159
Wells Fargo & Co.	33,325	2,192,119
Total Financials		16,560,076
Health Care - 1.8%
Amgen, Inc.	11,954	2,224,042

	Shares	Value
Industrials - 16.2%
Aircastle, Ltd.	44,799	$1,058,152
Emerson Electric Co.	32,493	2,346,969
Fastenal Co.	70,016	3,848,079
General Electric Co.	70,869	1,145,952
Johnson Controls International PLC	52,954	2,072,090
KAR Auction Services, Inc.	40,229	2,194,090
Nielsen Holdings PLC	55,763	2,086,094
Union Pacific Corp.	20,767	2,772,395
United Parcel Service, Inc., Class B	19,399	2,469,881
Total Industrials		19,993,702
Information Technology - 10.5%
Cisco Systems, Inc.	49,859	2,071,143
Corning, Inc.	104,949	3,276,508
Intel Corp.	30,169	1,452,336
Microsoft Corp.	10,207	969,767
Motorola Solutions, Inc.	22,184	2,206,420
QUALCOMM, Inc.	28,821	1,967,033
TE Connectivity, Ltd. (Switzerland)	9,698	994,336
Total Information Technology		12,937,543
Materials - 5.6%
Compass Minerals International, Inc.[1]	23,091	1,683,334
LyondellBasell Industries NV, Class A	10,863	1,301,822
Praxair, Inc.	24,511	3,958,281
Total Materials		6,943,437
Real Estate - 9.9%
The GEO Group Inc., REIT	67,221	1,515,833
Iron Mountain, Inc., REIT	83,503	2,925,110
Ryman Hospitality Properties, Inc., REIT	36,287	2,777,770
Sabra Health Care REIT, Inc., REIT	64,851	1,173,803
Ventas, Inc., REIT	35,214	1,970,928
Weyerhaeuser Co., REIT	48,896	1,835,556
Total Real Estate		12,199,000
Telecommunication Services - 1.9%
Verizon Communications, Inc.	43,963	2,377,079
Utilities - 3.2%
AmeriGas Partners LP, MLP [1]	28,460	1,344,450
National Fuel Gas Co.	45,405	2,531,329
Total Utilities		3,875,779
Total Common Stocks (Cost $97,915,692)		121,521,115

AMG River Road Dividend All Cap Value Fund II
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 5.6%
Joint Repurchase Agreements - 3.7%[2]
Citigroup Global Markets, Inc., dated 01/31/18, due 02/01/18, 1.340% total to be received $1,087,658 (collateralized by various U.S. Government Agency Obligations, 0.000% - 11.500%, 02/01/18 - 06/01/56, totaling $1,109,370)	$1,087,618	$1,087,618
Daiwa Capital Markets America, dated 01/31/18, due 02/01/18, 1.350% total to be received $1,087,659 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 02/05/18 - 12/01/51, totaling $1,109,341)	1,087,618	1,087,618
HSBC Securities USA, Inc., dated 01/31/18, due 02/01/18, 1.340% total to be received $1,087,658 (collateralized by various U.S. Government Agency Obligations, 3.500% - 6.000%, 02/01/35 - 10/01/47, totaling $1,109,378)	1,087,618	1,087,618
Jefferies LLC, dated 01/31/18, due 02/01/18, 1.440% total to be received $1,087,644 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.250%, 02/09/18 - 07/15/32, totaling $1,109,353)	1,087,600	1,087,600

	Principal Amount	Value
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 01/31/18, due 02/01/18, 1.340% total to be received $228,830 (collateralized by various U.S. Government Agency Obligations, 1.375% - 2.125%, 03/31/24 - 02/15/44, totaling $233,397)	$228,821	$228,821
Total Joint Repurchase Agreements		4,579,275

	Shares
Other Investment Companies - 1.9%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.27%[3]	2,352,469	2,352,469
Total Short-Term Investments (Cost $6,931,744)		6,931,744
Total Investments - 104.3% (Cost $104,847,436)		128,452,859
Other Assets, less Liabilities - (4.3)%		(5,272,437)
Net Assets - 100.0%		$123,180,422

[1]	Some or all of these securities, amounting to $4,463,406 or 3.6% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the January 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
ADR	American Depositary Receipt
LP	Limited Partnership
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of January 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$121,521,115	—	—	$121,521,115
Short-Term Investments
Joint Repurchase Agreements	—	$4,579,275	—	4,579,275
Other Investment Companies	2,352,469	—	—	2,352,469

Total Investments in Securities	$123,873,584	$4,579,275	—	$128,452,859

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of January 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

AMG Managers Fairpointe Mid Cap Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2018

	Shares	Value
Common Stocks - 95.0%
Consumer Discretionary - 30.5%
Adtalem Global Education, Inc.*	1,385,400	$63,728,400
BorgWarner, Inc.	740,700	41,671,782
Cooper Tire & Rubber Co.	2,951,620	115,408,342
Gentex Corp.	4,759,200	112,697,856
The Interpublic Group of Cos., Inc.	2,687,600	58,831,564
Lear Corp.	372,600	71,963,964
Lions Gate Entertainment Corp., Class A*	2,276,972	77,052,732
Lions Gate Entertainment Corp., Class B*	2,237,622	71,603,904
LKQ Corp.*	2,491,200	104,705,136
Mattel, Inc.	8,539,800	135,270,432
The New York Times Co., Class A	5,715,954	132,895,931
Office Depot, Inc.	24,852,700	80,771,275
Scholastic Corp.	1,334,023	51,253,164
TEGNA, Inc.	8,890,700	128,648,429
Whirlpool Corp.	491,100	89,095,362
Total Consumer Discretionary		1,335,598,273
Consumer Staples - 4.9%
Bunge, Ltd.	1,039,700	82,583,371
Hormel Foods Corp.	3,848,700	132,125,871
Total Consumer Staples		214,709,242
Energy - 4.3%
McDermott International, Inc.*	12,861,900	112,927,482
TechnipFMC PLC (United Kingdom)	2,349,492	76,264,510
Total Energy		189,191,992
Financials - 5.5%
Cincinnati Financial Corp.	673,200	51,769,080
Northern Trust Corp.	943,500	99,435,465
Raymond James Financial, Inc.	928,300	89,478,837
Total Financials		240,683,382
Health Care - 7.6%
Patterson Cos., Inc.	3,261,638	117,060,188
Quest Diagnostics, Inc.	718,900	76,073,998
Varex Imaging Corp.*	662,520	28,137,224
Varian Medical Systems, Inc.*	859,400	109,573,500
Total Health Care		330,844,910

*	Non-income producing security.
[1]	Yield shown represents the January 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

	Shares	Value
Industrials - 15.2%
AGCO Corp.	1,111,500	$80,717,130
Arconic, Inc.	3,471,034	104,339,282
Chicago Bridge & Iron Co. NV (Netherlands)	4,556,300	95,089,981
Copa Holdings, S.A., Class A (Panama)	754,135	104,319,495
Donaldson Co., Inc.	939,600	47,600,136
Stericycle, Inc.*	1,799,700	135,625,392
Werner Enterprises, Inc.	2,369,200	96,426,440
Total Industrials		664,117,856
Information Technology - 20.5%
Akamai Technologies, Inc.*	2,272,500	152,234,775
Cars.com, Inc.*	3,116,833	92,538,772
Cree, Inc.*	3,621,173	124,966,680
Itron, Inc.*	753,098	55,126,774
Jabil, Inc.	3,446,700	87,649,581
Juniper Networks, Inc.	4,988,800	130,457,120
Nuance Communications, Inc.*	4,539,200	80,843,152
Teradata Corp.*	3,362,400	136,177,200
Unisys Corp.*	4,309,888	38,358,003
Total Information Technology		898,352,057
Materials - 6.5%
Domtar Corp.	2,415,804	124,075,693
FMC Corp.	969,600	88,553,568
Gerdau SA, Sponsored ADR (Brazil)	15,590,100	69,843,648
Total Materials		282,472,909
Total Common Stocks (Cost $2,976,965,486)		4,155,970,621
Short-Term Investments - 2.4%
Other Investment Companies - 2.4%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.21%[1]	105,639,903	105,639,903
Total Short-Term Investments (Cost $105,639,903)		105,639,903
Total Investments - 97.4% (Cost $3,082,605,389)		4,261,610,524
Other Assets, less Liabilities - 2.6%		113,279,005
Net Assets - 100.0%		$4,374,889,529

ADR   American Depositary Receipt

AMG Managers Fairpointe Mid Cap Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of January 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$4,155,970,621	—	—	$4,155,970,621
Short-Term Investments
Other Investment Companies	105,639,903	—	—	105,639,903

Total Investments in Securities	$4,261,610,524	—	—	$4,261,610,524

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of January 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

AMG Managers Montag & Caldwell Mid Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2018

	Shares	Value
Common Stocks - 93.7%
Consumer Discretionary - 20.7%
Dollar Tree, Inc.*	3,220	$370,300
Dunkin’ Brands Group, Inc.	1,470	95,035
Expedia, Inc.	1,393	178,318
Five Below, Inc.*	2,020	131,159
LKQ Corp.*	6,010	252,600
O’Reilly Automotive, Inc.*	547	144,785
Planet Fitness, Inc., Class A*	5,080	171,501
Ross Stores, Inc.	4,380	360,868
ServiceMaster Global Holdings, Inc.*	5,390	284,161
Ulta Beauty, Inc.*	881	195,670
Total Consumer Discretionary		2,184,397
Consumer Staples - 7.4%
Blue Buffalo Pet Products, Inc.*,1	11,570	393,148
Molson Coors Brewing Co., Class B	1,200	100,824
Monster Beverage Corp.*	4,190	285,884
Total Consumer Staples		779,856
Energy - 1.4%
Core Laboratories NV (Netherlands)[1]	1,280	146,304
Financials - 8.6%
First Republic Bank	1,140	102,087
Intercontinental Exchange, Inc.	3,780	279,115
Raymond James Financial, Inc.	2,330	224,589
Signature Bank/New York NY*	1,919	295,526
Total Financials		901,317
Health Care - 9.9%
Edwards Lifesciences Corp.*	2,750	348,095
Henry Schein, Inc.*	1,990	150,603
IQVIA Holdings, Inc.*	2,130	217,665
Laboratory Corp. of America Holdings*	1,900	331,550
Total Health Care		1,047,913
Industrials - 16.7%
AMETEK, Inc.	3,610	275,443
Copart, Inc.*	8,490	374,154
IHS Markit, Ltd. (United Kingdom)*	4,705	224,570
J.B. Hunt Transport Services, Inc.	2,520	304,492
Snap-on, Inc.	1,640	280,948

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $398,278 or 3.8% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

	Shares	Value
Verisk Analytics, Inc.*	2,990	$299,149
Total Industrials		1,758,756
Information Technology - 29.0%
Akamai Technologies, Inc.*	2,610	174,844
Amphenol Corp., Class A	2,640	244,913
Arista Networks, Inc.*	773	213,209
Cavium, Inc.*	2,530	224,613
EPAM Systems, Inc.*	2,480	291,350
Euronet Worldwide, Inc.*	1,710	160,518
Fidelity National Information Services, Inc.	3,130	320,387
FleetCor Technologies, Inc.*	1,815	385,688
Genpact, Ltd.	9,270	314,624
MACOM Technology Solutions Holdings, Inc.*,1	3,960	123,156
Skyworks Solutions, Inc.	2,290	222,611
WEX, Inc.*	2,440	377,736
Total Information Technology		3,053,649
Total Common Stocks (Cost $7,078,286)		9,872,192

	Principal Amount
Short-Term Investments - 9.1%
Joint Repurchase Agreements - 3.9%[2]
Daiwa Capital Markets America, dated 01/31/18, due 02/01/18, 1.350% total to be received $404,967 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 02/15/18 - 12/01/51, totaling $413,040)	$404,952	404,952

	Shares
Other Investment Companies - 5.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.27%[3]	550,734	550,734
Total Short-Term Investments (Cost $955,686)		955,686
Total Investments - 102.8% (Cost $8,033,972)		10,827,878
Other Assets, less Liabilities - (2.8)%		(299,226)
Net Assets - 100.0%		$10,528,652

[3]	Yield shown represents the January 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

AMG Managers Montag & Caldwell Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of January 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$9,872,192	—	—	$9,872,192
Short-Term Investments
Joint Repurchase Agreements	—	$404,952	—	404,952
Other Investment Companies	550,734	—	—	550,734

Total Investments in Securities	$10,422,926	$404,952	—	$10,827,878

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of January 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

AMG Managers LMCG Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2018

	Shares	Value
Common Stocks - 97.7%
Consumer Discretionary - 10.8%
Camping World Holdings, Inc., Class A	21,499	$962,080
Floor & Decor Holdings, Inc., Class A*	23,473	1,100,884
ILG, Inc.	39,482	1,240,130
Nexstar Media Group, Inc., Class A	29,899	2,245,415
Ollie’s Bargain Outlet Holdings, Inc.*	12,267	681,432
Planet Fitness, Inc., Class A*	17,030	574,933
RH*,1	10,581	994,508
Sinclair Broadcast Group, Inc., Class A1	74,313	2,757,012
Texas Roadhouse, Inc.	7,814	458,838
Wingstop, Inc.	21,462	1,037,902
Total Consumer Discretionary		12,053,134
Consumer Staples - 2.2%
Central Garden & Pet Co., Class A*	63,693	2,402,500
Financials - 10.6%
Ameris Bancorp.	27,500	1,472,625
Chemical Financial Corp.	29,635	1,730,980
Home BancShares, Inc.	108,612	2,607,774
Pinnacle Financial Partners, Inc.	54,560	3,453,648
Triumph Bancorp, Inc.*	18,461	710,749
Western Alliance Bancorp.*	31,570	1,851,896
Total Financials		11,827,672
Health Care - 23.5%
Agios Pharmaceuticals, Inc.*	35,252	2,776,448
Almost Family, Inc.*	13,769	785,521
Bluebird Bio, Inc.*	2,247	460,410
Clovis Oncology, Inc.*	14,241	861,581
Global Blood Therapeutics, Inc.*	15,262	883,670
HealthEquity, Inc.*	59,833	3,028,746
Immunomedics, Inc.*	17,520	292,058
Intersect ENT, Inc.*	17,628	658,406
iRhythm Technologies, Inc.*	24,921	1,486,039
LHC Group, Inc.*	56,925	3,574,890
Ligand Pharmaceuticals, Inc.*,1	9,592	1,511,891
Medidata Solutions, Inc.*	10,986	748,256
Penumbra, Inc.*	7,317	728,773
Portola Pharmaceuticals, Inc.*	9,987	512,433
PRA Health Sciences, Inc.*	22,408	2,040,473
Prestige Brands Holdings, Inc.*	39,399	1,648,060
Sarepta Therapeutics, Inc.*,1	33,327	2,184,252
Ultragenyx Pharmaceutical, Inc.*	8,069	430,481

	Shares	Value
Wright Medical Group NV (Netherlands)*	67,325	$1,531,644
Total Health Care		26,144,032
Industrials - 17.4%
Beacon Roofing Supply, Inc.*	22,855	1,382,728
The Brink’s Co.	49,713	4,146,064
Healthcare Services Group, Inc.	16,729	923,106
John Bean Technologies Corp.	15,894	1,807,943
Kennametal, Inc.	47,445	2,314,367
Knight-Swift Transportation Holdings, Inc.[1]	52,862	2,631,999
MasTec, Inc.*	21,891	1,168,979
Patrick Industries, Inc.*	13,139	841,553
SiteOne Landscape Supply, Inc.*	19,711	1,501,190
WageWorks, Inc.*	44,328	2,684,060
Total Industrials		19,401,989
Information Technology - 28.0%
2U, Inc.*	5,474	406,554
Altair Engineering, Inc., Class A*	69,666	1,853,115
Blackbaud, Inc.	21,061	2,018,065
Box, Inc., Class A*	55,769	1,240,302
Brooks Automation, Inc.	46,582	1,299,638
Carbonite, Inc.*	47,692	1,201,838
Euronet Worldwide, Inc.*	10,270	964,045
Fair Isaac Corp.	7,320	1,263,871
GrubHub, Inc.*	7,671	554,230
GTT Communications, Inc.*,[1]	22,425	1,034,914
HubSpot, Inc.*	16,072	1,559,788
j2 Global, Inc.	44,816	3,584,832
Littelfuse, Inc.	6,602	1,434,879
LogMeIn, Inc.	18,785	2,363,153
Mellanox Technologies, Ltd. (Israel)*	30,956	2,010,592
Mimecast, Ltd.*	36,236	1,114,257
MKS Instruments, Inc.	12,020	1,229,646
MongoDB, Inc.*	28,362	768,894
Monolithic Power Systems, Inc.	11,288	1,344,626
Paylocity Holding Corp.*	6,745	352,696
Proofpoint, Inc.*	8,239	840,543
RealPage, Inc.*	55,901	2,781,075
Total Information Technology		31,221,553
Materials - 3.9%
Eagle Materials, Inc.	8,131	911,079
Ingevity Corp.*	18,280	1,326,214
Sensient Technologies Corp.	29,733	2,136,316
Total Materials		4,373,609

AMG Managers LMCG Small Cap Growth Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Real Estate - 0.7%
Ryman Hospitality Properties, Inc., REIT	9,705	$742,918
Telecommunication Services - 0.6%
Boingo Wireless, Inc.*	27,476	666,293
Total Common Stocks (Cost $95,150,355)		108,833,700
Rights - 0.0%
Health Care - 0.0%
Dyax Corp., CVR Expiration 12/31/19*,2,3 (Cost $0)	99,639	0

	Principal Amount
Short-Term Investments - 8.2%
Joint Repurchase Agreements - 5.7%[4]
Cantor Fitzgerald Securities, Inc., dated 01/31/18, due 02/01/18, 1.350% total to be received $1,521,284 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.500%, 02/25/18 - 09/01/49, totaling $1,551,652)	$1,521,227	1,521,227

Citibank N.A., dated 01/31/18, due 02/01/18, 1.340% total to be received $1,521,284 (collateralized by various U.S. Government Agency Obligations, 3.000% - 4.500%, 02/01/26 - 02/01/46, totaling $1,551,652)	1,521,227	1,521,227

Daiwa Capital Markets America, dated 01/31/18, due 02/01/18, 1.350% total to be received $1,521,284 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 02/15/18 - 12/01/51, totaling $1,551,611)	1,521,227	1,521,227

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $6,305,734 or 5.7% of net assets, were out on loan to various brokers.
[2]	Security’s value was determined by using significant unobservable inputs.
[3]	This security is restricted and not available for re-sale. The security was received as part of a corporate action on January 22, 2016.
[4]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

	Principal Amount	Value
Jefferies LLC, dated 01/31/18, due 02/01/18, 1.440% total to be received $1,521,261 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.250%, 02/09/18 - 07/15/32, totaling $1,551,626)	$1,521,200	$1,521,200

Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 01/31/18, due 02/01/18, 1.340% total to be received $320,060 (collateralized by various U.S. Government Agency Obligations, 1.375% - 2.125%, 03/31/24 - 02/15/44, totaling $326,449)	320,048	320,048
Total Joint Repurchase Agreements		6,404,929

	Shares
Other Investment Companies - 2.5%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.21%[5]	2,746,816	2,746,816
Total Short-Term Investments (Cost $9,151,745)		9,151,745
Total Investments - 105.9% (Cost $104,302,100)		117,985,445
Other Assets, less Liabilities - (5.9)%		(6,541,276)
Net Assets - 100.0%		$111,444,169

[5]	Yield shown represents the January 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

AMG Managers LMCG Small Cap Growth Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of January 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$108,833,700	—	—	$108,833,700
Rights†	—	—	$0	—
Short-Term Investments
Joint Repurchase Agreements	—	$6,404,929	—	6,404,929
Other Investment Companies	2,746,816	—	—	2,746,816

Total Investments in Securities	$111,580,516	$6,404,929	$0	$117,985,445

†	All common stocks and rights held in the Fund are Level 1 securities. For a detailed breakout of common stocks and rights by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

At January 31, 2018, the Level 3 securities are Rights received as a result of a corporate action. The security’s value was determined by using significant unobservable inputs.

As of January 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

AMG River Road Small-Mid Cap Value Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2018

	Shares	Value
Common Stocks - 98.0%
Consumer Discretionary - 36.2%
Advance Auto Parts, Inc.	11,220	$1,312,628
AMC Networks, Inc., Class A*	6,780	349,780
Asbury Automotive Group, Inc.*	12,310	894,321
Biglari Holdings, Inc.*	1,858	766,778
Cinemark Holdings, Inc.[1]	12,600	463,680
Discovery Communications, Inc., Class C*	43,400	1,035,524
Entercom Communications Corp., Class A	41,450	458,023
Extended Stay America, Inc. (Units)	33,960	687,011
International Speedway Corp., Class A	14,840	688,576
The Interpublic Group of Cos., Inc.	28,300	619,487
J Alexander’s Holdings, Inc.*	23,631	228,039
Liberty Broadband Corp., Class C*	8,034	767,649
Liberty Expedia Holdings, Inc., Class A*	26,678	1,250,931
Liberty Latin America, Ltd., Class A (Bermuda)*	15,940	357,853
Liberty Latin America, Ltd., Class C (Bermuda)*,1	36,645	830,742
Liberty Ventures, Class A*	39,372	2,320,192
The Madison Square Garden Co., Class A*	1,539	332,178
Motorcar Parts of America, Inc.*	28,880	786,114
Murphy USA, Inc.*	13,123	1,119,523
National CineMedia, Inc.	53,010	355,167
PICO Holdings, Inc.	40,912	535,947
Sleep Number Corp.*	21,192	797,667
Total Consumer Discretionary		16,957,810
Consumer Staples - 4.4%
Hostess Brands, Inc.*,1	84,840	1,170,792
Ingles Markets, Inc., Class A	25,963	872,357
Total Consumer Staples		2,043,149
Energy - 1.8%
PBF Energy, Inc., Class A	13,215	427,241
World Fuel Services Corp.	15,370	428,669
Total Energy		855,910
Financials - 14.2%
Axis Capital Holdings, Ltd. (Bermuda)	15,800	798,374
Cannae Holdings, Inc.*	87,455	1,522,592
Capital Southwest Corp., BDC	20,567	333,185
FGL Holdings (Bermuda)*,1	73,080	654,797
Genworth Financial, Inc., Class A*	71,750	219,555
Leucadia National Corp.	19,129	517,822
Oaktree Specialty Lending Corp.	142,460	703,752
White Mountains Insurance Group, Ltd.	2,252	1,891,455
Total Financials		6,641,532

	Shares	Value
Health Care - 5.0%
Computer Programs & Systems, Inc.	18,633	$558,058
Premier, Inc., Class A*	55,650	1,805,843
Total Health Care		2,363,901
Industrials - 12.5%
Air Transport Services Group, Inc.*	17,586	437,188
Armstrong Flooring, Inc.*	33,770	523,097
Armstrong World Industries, Inc.*	14,981	939,309
Cubic Corp.	11,613	674,135
Forward Air Corp.	10,129	614,931
Kansas City Southern	4,762	538,725
Resources Connection, Inc.	24,178	395,310
UniFirst Corp.	10,436	1,725,071
Total Industrials		5,847,766
Information Technology - 18.2%
Blackhawk Network Holdings, Inc.*	20,890	949,451
Cars.com, Inc.*,1	39,590	1,175,427
Conduent, Inc.*	72,460	1,188,344
CSG Systems International, Inc.	17,964	811,434
Dolby Laboratories, Inc., Class A	7,810	502,496
ePlus, Inc.*	2,382	183,890
Mitel Networks Corp. (Canada)*	189,320	1,703,880
Sabre Corp.	40,190	834,746
Sykes Enterprises, Inc.*	18,818	583,734
VeriFone Systems, Inc.*	33,650	594,932
Total Information Technology		8,528,334
Materials - 0.9%
Compass Minerals International, Inc.[1]	5,700	415,530
Real Estate - 2.0%
Marcus & Millichap, Inc.*	7,300	238,345
Realogy Holdings Corp., REIT	24,660	678,397
Total Real Estate		916,742
Telecommunication Services - 1.8%
ATN International, Inc.	10,369	615,504
Telephone & Data Systems, Inc.	8,293	227,477
Total Telecommunication Services		842,981
Utilities - 1.0%
National Fuel Gas Co.	8,478	472,648
Total Common Stocks (Cost $38,809,737)		45,886,303

AMG River Road Small-Mid Cap Value Fund
Schedule of Portfolio Investments (continued)

	Principal
	Amount	Value
Short-Term Investments - 6.3%
Joint Repurchase Agreements - 4.6%[2]
Daiwa Capital Markets America, dated 01/31/18, due 02/01/18, 1.350% total to be received $1,000,038 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 02/15/18 - 12/01/51, totaling $1,019,973)	$1,000,000	$1,000,000
HSBC Securities, Inc., dated 01/31/18, due 02/01/18, 1.320% total to be received $1,000,037 (collateralized by various U.S. Government Agency Obligations, 2.500% - 3.000%, 01/31/25 - 05/15/47, totaling $1,020,005)	1,000,000	1,000,000
JPMorgan Securities LLC, dated 01/31/18, due 02/01/18, 1.370% total to be received $135,971 (collateralized by various U.S. Government Agency Obligations, 1.625% - 2.500%, 04/30/22 - 01/31/25, totaling $138,686)	135,966	135,966
Total Joint Repurchase Agreements		2,135,966

	Principal
	Amount	Value

	Shares
Other Investment Companies - 1.7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.27%[3]	796,845	796,845
Total Short-Term Investments (Cost $2,932,811)		2,932,811
Total Investments - 104.3% (Cost $41,742,548)		48,819,114
Other Assets, less Liabilities - (4.3)%		(2,002,105)
Net Assets - 100.0%		$46,817,009

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $2,039,309 or 4.4% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the January 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

BDC	Business Development Company
REIT	Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of January 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$45,886,303	—	—	$45,886,303
Short-Term Investments
Joint Repurchase Agreements	—	$2,135,966	—	2,135,966
Other Investment Companies	796,845	—	—	796,845

Total Investments in Securities	$46,683,148	$2,135,966	—	$48,819,114

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of January 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

AMG River Road Small Cap Value Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2018

	Shares	Value
Common Stocks - 94.1%
Consumer Discretionary - 22.5%
AMC Networks, Inc., Class A*	80,170	$4,135,970
Asbury Automotive Group, Inc.*	92,750	6,738,287
Biglari Holdings, Inc.*	15,845	6,539,073
Entercom Communications Corp., Class A	275,330	3,042,397
International Speedway Corp., Class A	161,566	7,496,662
J Alexander’s Holdings, Inc.*	326,645	3,152,124
Liberty Expedia Holdings, Inc., Class A*	183,830	8,619,789
The Marcus Corp.	67,709	1,760,434
Motorcar Parts of America, Inc.*	220,176	5,993,191
Murphy USA, Inc.*	102,112	8,711,175
National CineMedia, Inc.	532,960	3,570,832
PICO Holdings, Inc.	345,294	4,523,351
Sleep Number Corp.*	157,473	5,927,284
SodaStream International, Ltd. (Israel)*	28,022	2,203,370
Total Consumer Discretionary		72,413,939
Consumer Staples - 4.8%
Hostess Brands, Inc.*	599,160	8,268,408
Ingles Markets, Inc., Class A	216,895	7,287,672
Total Consumer Staples		15,556,080
Energy - 3.8%
Evolution Petroleum Corp.	211,470	1,617,746
Gran Tierra Energy, Inc. (Canada)*	657,120	1,820,222
PBF Energy, Inc., Class A	124,130	4,013,123
QEP Resources, Inc.*	122,690	1,148,378
World Fuel Services Corp.	125,900	3,511,351
Total Energy		12,110,820
Financials - 15.5%
American National Insurance Co.	30,190	3,815,714
Cannae Holdings, Inc.*	775,255	13,497,189
Capital Southwest Corp., BDC	239,229	3,875,510
FGL Holdings (Bermuda)*,1	511,100	4,579,456
First Citizens BancShares, Inc., Class A	7,185	3,056,571
Genworth Financial, Inc., Class A*	501,220	1,533,733
Oaktree Specialty Lending Corp.	1,145,470	5,658,622
White Mountains Insurance Group, Ltd.	16,438	13,806,276
Total Financials		49,823,071
Health Care - 2.5%
Computer Programs & Systems, Inc.	208,872	6,255,716
Orthofix International, N.V.*	33,808	1,941,932
Total Health Care		8,197,648

	Shares	Value
Industrials - 18.4%
Aegion Corp.*	70,340	$1,764,127
Air Transport Services Group, Inc.*	174,133	4,328,946
Armstrong Flooring, Inc.*	274,660	4,254,483
Armstrong World Industries, Inc.*	132,893	8,332,391
Barrett Business Services, Inc.	46,142	3,215,636
Cubic Corp.	92,757	5,384,544
Forward Air Corp.	106,950	6,492,935
Kelly Services, Inc., Class A	98,290	2,782,590
Resources Connection, Inc.	268,383	4,388,062
SP Plus Corp.*	74,983	2,890,595
UniFirst Corp.	80,377	13,286,318
Viad Corp.	37,569	2,133,919
Total Industrials		59,254,546
Information Technology - 21.8%
Blackhawk Network Holdings, Inc.*,[1]	229,877	10,447,910
Cars.com, Inc.*,[1]	341,410	10,136,463
Computer Services, Inc.	136,105	6,328,882
CSG Systems International, Inc.	174,445	7,879,681
ePlus, Inc.*	58,558	4,520,678
Ituran Location and Control, Ltd. (Israel)	155,578	5,429,672
Mitel Networks Corp. (Canada)*	1,366,450	12,298,050
OSI Systems, Inc.*	47,430	3,134,174
Sykes Enterprises, Inc.*	129,968	4,031,607
VeriFone Systems, Inc.*	333,870	5,902,822
Total Information Technology		70,109,939
Materials - 1.1%
Compass Minerals International, Inc.[1]	48,910	3,565,539
Real Estate - 0.9%
Marcus & Millichap, Inc.*	84,301	2,752,428
Telecommunication Services - 2.8%
ATN International, Inc.	86,143	5,113,449
Telephone & Data Systems, Inc.	139,240	3,819,353
Total Telecommunication Services		8,932,802
Total Common Stocks (Cost $228,896,580)		302,716,812

AMG River Road Small Cap Value Fund
Schedule of Portfolio Investments (continued)

	Principal
	Amount	Value
Short-Term Investments - 10.9%
Joint Repurchase Agreements - 4.5%[2]
Cantor Fitzgerald Securities, Inc., dated 01/31/18, due 02/01/18, 1.350% total to be received $3,469,986 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.500%, 02/25/18 - 09/01/49, totaling $3,539,253)	$3,469,856	$3,469,856
Citibank N.A., dated 01/31/18, due 02/01/18, 1.340% total to be received $3,469,985 (collateralized by various U.S. Government Agency Obligations, 3.000% - 4.500%, 02/01/26 - 02/01/46, totaling $3,539,253)	3,469,856	3,469,856
Daiwa Capital Markets America, dated 01/31/18, due 02/01/18, 1.350% total to be received $3,469,986 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 02/15/18 - 12/01/51, totaling $3,539,160)	3,469,856	3,469,856
Jefferies LLC, dated 01/31/18, due 02/01/18, 1.440% total to be received $3,470,039 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.250%, 02/09/18 - 07/15/32, totaling $3,539,302)	3,469,900	3,469,900

	Principal
	Amount	Value
JP Morgan Securities LLC, dated 01/31/18, due 02/01/18, 1.370% total to be received $729,947 (collateralized by various U.S. Government Agency Obligations, 1.625% - 2.500%, 04/30/22 - 01/31/25, totaling $744,519)	$729,919	$729,919
Total Joint Repurchase Agreements		14,609,387

	Shares
Other Investment Companies - 6.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.27%[3]	20,499,117	20,499,117
Total Short-Term Investments (Cost $35,108,504)		35,108,504
Total Investments - 105.0% (Cost $264,005,084)		337,825,316
Other Assets, less Liabilities - (5.0)%		(15,951,879)
Net Assets - 100.0%		$321,873,437

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $14,055,160 or 4.4% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the January 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

BDC	Business Development Company

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of January 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$302,716,812	—	—	$302,716,812
Short-Term Investments
Joint Repurchase Agreements	—	$14,609,387	—	14,609,387
Other Investment Companies	20,499,117	—	—	20,499,117

Total Investments in Securities	$323,215,929	$14,609,387	—	$337,825,316

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of January 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

AMG Managers Silvercrest Small Cap Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2018

	Shares	Value
Common Stocks - 99.1%
Consumer Discretionary - 11.1%
Dana, Inc.	168,265	$5,551,063
La-Z-Boy, Inc.	179,455	5,410,568
Lithia Motors, Inc., Class A	38,045	4,754,103
Meredith Corp.	68,815	4,551,424
Murphy USA, Inc.*	55,750	4,756,033
Wolverine World Wide, Inc.	215,310	7,068,627
Total Consumer Discretionary		32,091,818
Consumer Staples - 2.1%
J&J Snack Foods Corp.	27,464	3,802,116
Lancaster Colony Corp.	17,174	2,205,142
Total Consumer Staples		6,007,258
Energy - 6.4%
Callon Petroleum Co.*	358,640	4,070,564
Forum Energy Technologies, Inc.*	179,995	3,041,916
Matador Resources Co.*	241,205	7,817,454
Select Energy Services, Inc., Class A*	210,075	3,764,544
Total Energy		18,694,478
Financials - 20.8%
BancorpSouth Bank	290,680	9,752,314
CVB Financial Corp.	313,300	7,331,220
FCB Financial Holdings, Inc., Class A*	185,395	10,159,646
Glacier Bancorp, Inc.	123,320	4,836,610
Horace Mann Educators Corp.	119,129	4,920,028
IBERIABANK Corp.	113,059	9,553,485
Independent Bank Corp.	106,123	7,571,876
Selective Insurance Group, Inc.	108,110	6,297,408
Total Financials		60,422,587
Health Care - 7.2%
Allscripts Healthcare Solutions, Inc.*	324,820	4,843,066
AMN Healthcare Services, Inc.*	118,330	6,348,404
ICU Medical, Inc.*	25,739	5,892,944
Natus Medical, Inc.*	122,655	3,808,438
Total Health Care		20,892,852
Industrials - 18.2%
Advanced Disposal Services, Inc.*	165,470	4,032,504
Altra Industrial Motion Corp.	116,365	6,097,526
BMC Stock Holdings, Inc.*	181,475	4,065,040
CIRCOR International, Inc.	46,345	2,457,212
EMCOR Group, Inc.	40,036	3,254,126
ESCO Technologies, Inc.	67,340	4,117,841
Gibraltar Industries, Inc.*	104,050	3,860,255

	Shares	Value
Insperity, Inc.	79,860	$4,891,425
Knoll, Inc.	169,375	3,885,462
Mueller Water Products, Inc., Class A	325,145	3,781,436
Quanex Building Products Corp.	120,355	2,491,349
Standex International Corp.	41,705	4,376,940
US Ecology, Inc.	101,914	5,325,006
Total Industrials		52,636,122
Information Technology - 16.7%
ACI Worldwide, Inc.*	172,927	4,053,409
Brooks Automation, Inc.	152,615	4,257,958
Entegris, Inc.	139,310	4,534,540
Littelfuse, Inc.	20,698	4,498,503
MACOM Technology Solutions Holdings, Inc.*,1	138,435	4,305,328
Methode Electronics, Inc.	88,085	3,598,272
MKS Instruments, Inc.	61,480	6,289,404
NETGEAR, Inc.*	60,805	4,238,109
NetScout Systems, Inc.*	107,635	3,067,598
Plexus Corp.*	63,165	3,774,109
Rogers Corp.*	35,410	5,834,860
Total Information Technology		48,452,090
Materials - 6.3%
HB Fuller Co.	89,485	4,639,797
Ingevity Corp.*	67,100	4,868,105
Minerals Technologies, Inc.	72,220	5,427,333
PH Glatfelter Co.	147,598	3,447,890
Total Materials		18,383,125
Real Estate - 7.3%
EastGroup Properties, Inc., REIT	40,433	3,509,989
Pebblebrook Hotel Trust, REIT	205,575	8,017,425
Physicians Realty Trust, REIT	265,165	4,322,189
QTS Realty Trust, Inc., Class A, REIT	104,870	5,222,526
Total Real Estate		21,072,129
Utilities - 3.0%
MGE Energy, Inc.	44,088	2,636,462
ONE Gas, Inc.	46,115	3,266,326
Portland General Electric Co.	62,779	2,658,691
Total Utilities		8,561,479
Total Common Stocks (Cost $234,453,026)		287,213,938

AMG Managers Silvercrest Small Cap Fund
Schedule of Portfolio Investments (continued)

	Principal
	Amount	Value
Short-Term Investments - 2.1%
Joint Repurchase Agreements - 1.1%[2]
Daiwa Capital Markets America, dated 01/31/18, due 02/01/18, 1.350% total to be received $1,000,038 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 02/15/18 - 12/01/51, totaling $1,019,973)	$1,000,000	$1,000,000
HSBC Securities USA, Inc., dated 01/31/18, due 02/01/18, 1.320% total to be received $1,000,037 (collateralized by various U.S. Government Agency Obligations, 2.500% - 3.000%, 01/31/25 - 05/15/47, totaling $1,020,005)	1,000,000	1,000,000
JPMorgan Securities LLC, dated 01/31/18, due 02/01/18, 1.370% total to be received $74,663 (collateralized by various U.S. Government Agency Obligations, 1.625% - 2.500%, 04/30/22 - 01/31/25, totaling $76,153)	74,660	74,660
Nomura Securities International, Inc., dated 01/31/18, due 02/01/18, 1.360% total to be received $1,000,038 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 02/16/18 - 12/20/67, totaling $1,020,000)	1,000,000	1,000,000
Total Joint Repurchase Agreements		3,074,660

	Principal
	Amount	Value

	Shares
Other Investment Companies - 1.0%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.21%[3]	3,001,805	3,001,805
Total Short-Term Investments (Cost $6,076,465)		6,076,465
Total Investments - 101.2% (Cost $240,529,491)		293,290,403
Other Assets, less Liabilities - (1.2)%		(3,358,098)
Net Assets - 100.0%		$289,932,305

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $2,948,156 or 1.0% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the January 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT	Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of January 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$287,213,938	—	—	$287,213,938
Short-Term Investments
Joint Repurchase Agreements	—	$3,074,660	—	3,074,660
Other Investment Companies	3,001,805	—	—	3,001,805

Total Investments in Securities	$290,215,743	$3,074,660	—	$293,290,403

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of January 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

AMG GW&K U.S. Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2018

	Shares	Value
Common Stocks - 98.6%
Consumer Discretionary - 15.9%
Burlington Stores, Inc.*	8,284	$1,008,246
Chuy’s Holdings, Inc.*	15,255	404,257
Dave & Buster’s Entertainment, Inc.*	10,457	491,479
Five Below, Inc.*	10,622	689,686
Fox Factory Holding Corp.*	12,053	462,233
Grand Canyon Education, Inc.*	10,419	968,863
Horizon Global Corp.*	11,460	96,837
Lithia Motors, Inc., Class A	3,213	401,496
Oxford Industries, Inc.	5,642	444,590
Pool Corp.	3,015	407,749
Spartan Motors, Inc.	35,448	475,003
Total Consumer Discretionary		5,850,439
Consumer Staples - 1.0%
PriceSmart, Inc.	4,449	379,055
Energy - 1.4%
Matador Resources Co.*	15,230	493,604
Financials - 7.1%
Ameris Bancorp.	12,520	670,446
Encore Capital Group, Inc.*	10,087	418,106
Greenhill & Co., Inc.	5,095	94,513
Heritage Insurance Holdings, Inc.	12,839	218,648
Pinnacle Financial Partners, Inc.	5,304	335,743
Stifel Financial Corp.	5,877	396,815
Texas Capital Bancshares, Inc.*	5,095	483,006
Total Financials		2,617,277
Health Care - 22.1%
Acadia Healthcare Co., Inc.*,1	7,341	250,181
Amicus Therapeutics, Inc.*	24,208	392,654
Bruker Corp.	9,622	342,639
Cardiovascular Systems, Inc.*	11,106	274,429
Catalent, Inc.*	14,555	677,390
Cotiviti Holdings, Inc.*	11,420	399,700
DBV Technologies, S.A., Sponsored ADR (France)*	11,493	266,178
Endologix, Inc.*,1	17,682	73,204
Global Blood Therapeutics, Inc.*	9,266	536,501
Globus Medical, Inc., Class A*	15,357	707,036
ICU Medical, Inc.*	2,993	685,247
Impax Laboratories, Inc.*	18,548	360,759
Medidata Solutions, Inc.*	9,509	647,658
Neurocrine Biosciences, Inc.*	6,413	548,119
Portola Pharmaceuticals, Inc.*	8,700	446,397

	Shares	Value
Retrophin, Inc.*	14,931	$357,000
Syneos Health, Inc.*	10,061	385,839
Wright Medical Group NV (Netherlands)*	18,173	413,436
Zogenix, Inc.*	9,779	355,467
Total Health Care		8,119,834
Industrials - 19.1%
Cubic Corp.	5,963	346,152
Dycom Industries, Inc.*,[1]	3,753	438,013
Exponent, Inc.	7,275	539,441
Healthcare Services Group, Inc.	6,950	383,501
HEICO Corp.	10,920	877,094
JELD-WEN Holding, Inc.*	8,750	343,700
John Bean Technologies Corp.	5,078	577,623
Knight-Swift Transportation Holdings, Inc.[1]	8,934	444,824
Ritchie Bros. Auctioneers, Inc. (Canada)	18,039	586,628
SiteOne Landscape Supply, Inc.*,[1]	9,254	704,785
Sun Hydraulics Corp.	7,746	480,872
Thermon Group Holdings, Inc.*	8,428	195,361
WageWorks, Inc.*	9,635	583,399
Woodward, Inc.	6,552	507,911
Total Industrials		7,009,304
Information Technology - 24.9%
Blackbaud, Inc.	6,113	585,748
Bottomline Technologies de, Inc.*	9,655	352,407
Cabot Microelectronics Corp.	4,900	499,261
Callidus Software, Inc.*	17,299	621,899
EPAM Systems, Inc.*	7,184	843,976
ExlService Holdings, Inc.*	5,714	347,126
Forrester Research, Inc.	10,956	478,229
HubSpot, Inc.*	6,888	668,480
LogMeIn, Inc.	5,630	708,254
MACOM Technology Solutions Holdings, Inc.*,[1]	12,240	380,664
MAXIMUS, Inc.	4,981	339,605
Mimecast, Ltd.*	12,909	396,952
Power Integrations, Inc.	7,886	589,084
Rapid7, Inc.*	18,439	442,167
Silicon Laboratories, Inc.*	7,153	688,119
Tyler Technologies, Inc.*	3,650	735,511
Zebra Technologies Corp., Class A*	3,992	491,655
Total Information Technology		9,169,137
Materials - 4.2%
Balchem Corp.	7,555	596,845
KapStone Paper and Packaging Corp.	13,898	481,427

AMG GW&K U.S. Small Cap Growth Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 4.2% (continued)
PolyOne Corp.	11,074	$481,276
Total Materials		1,559,548
Real Estate - 2.9%
QTS Realty Trust, Inc., Class A, REIT	11,489	572,152
STAG Industrial, Inc., REIT	19,643	497,361
Total Real Estate		1,069,513
Total Common Stocks (Cost $25,364,152)		36,267,711

	Principal
	Amount
Short-Term Investments - 6.1%
Joint Repurchase Agreements - 4.7%[2]
Daiwa Capital Markets America, dated 01/31/18, due 02/01/18, 1.350% total to be received $1,000,038 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 02/15/18 - 12/01/51, totaling $1,019,973)	$1,000,000	1,000,000

	Principal
	Amount	Value
Royal Bank of Scotland PLC, dated 01/31/18, due 02/01/18, 1.320% total to be received $722,973 (collateralized by various U.S. Government Agency Obligations, 1.000% - 3.375%, 02/15/18 - 11/15/19, totaling $737,408)	$722,946	$722,946
Total Joint Repurchase Agreements		1,722,946

	Shares
Other Investment Companies - 1.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.27%[3]	495,832	495,832
Total Short-Term Investments (Cost $2,218,778)		2,218,778
Total Investments - 104.7% (Cost $27,582,930)		38,486,489
Other Assets, less Liabilities - (4.7)%		(1,714,664)
Net Assets - 100.0%		$36,771,825

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $1,684,788 or 4.6% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the January 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of January 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$36,267,711	—	—	$36,267,711
Short-Term Investments
Joint Repurchase Agreements	—	$1,722,946	—	1,722,946
Other Investment Companies	495,832	—	—	495,832

Total Investments in Securities	$36,763,543	$1,722,946	—	$38,486,489

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of January 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2018

	Shares	Value
Common Stocks - 0.0%#
Energy - 0.0%#
Frontera Energy Corp. (Colombia)*	8,621	$306,649
SandRidge Energy, Inc.*	864	15,457
Total Energy		322,106
Total Common Stocks (Cost $340,428)#		322,106

	Principal Amount
Corporate Bonds and Notes - 27.6%
Basic Materials - 0.1%
Inversiones CMPC S.A./Cayman Islands Branch (Cayman Islands)
4.500%, 04/25/22	$700,000	732,871
Consumer Discretionary - 0.1%
LTF Merger Sub, Inc.
8.500%, 06/15/23[1]	305,000	323,681
Energy - 0.2%
Bharat Petroleum Corp. , Ltd. (India)
4.625%, 10/25/22	200,000	209,920
Petronas Global Sukuk , Ltd. (Malaysia)
2.707%, 03/18/20	1,100,000	1,098,344
Transportadora de Gas Internacional SA ESP (Colombia)
5.700%, 03/20/22	200,000	204,700
Total Energy		1,512,964
Financials - 8.6%
A.S.P AMC Merger Sub, Inc.
8.000%, 05/15/25[1]	305,000	293,181
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.500%, 01/15/25	635,000	620,172
Air Lease Corp.
2.750%, 01/15/23	70,000	68,197
3.750%, 02/01/22	430,000	439,699
Alliant Holdings Intermediate LLC
8.250%, 08/01/23[1]	285,000	301,388
Ally Financial, Inc.
4.125%, 03/30/20	545,000	552,630
American Express Co.
2.500%, 08/01/22	1,240,000	1,215,142
American Tower Corp.
3.600%, 01/15/28	610,000	592,716
4.400%, 02/15/26	1,300,000	1,351,634
AssuredPartners, Inc.
7.000%, 08/15/25[1]	475,000	488,062
Athene Global Funding
3.000%, 07/01/22[1]	605,000	592,738

	Principal Amount	Value
Australia & New Zealand Banking Group, Ltd. (Australia)
4.875%, 01/12/21[1]	$660,000	$697,605
Banco de Credito del Peru/Panama (Panama)
2.250%, 10/25/19	2,300,000	2,287,235
5.375%, 09/16/20	200,000	213,102
Banco de Credito e Inversiones (Chile)
4.000%, 02/11/23	700,000	727,789
Banco de Reservas de la Republica Dominicana (Dominican Republic)
7.000%, 02/01/23[1]	300,000	319,511
7.000%, 02/01/23	200,000	213,007
Banco del Estado de Chile (Chile)
2.668%, 01/08/21[1]	200,000	200,628
3.875%, 02/08/22	500,000	517,349
4.125%, 10/07/20	500,000	515,926
Banco Internacional del Peru SAA Interbank (Peru)
(3-Month LIBOR plus 6.740%) 8.500%, 04/23/70[2]	500,000	547,752
Banco Internacional del Peru, S.A.A/Panama (Panama)
5.750%, 10/07/20	1,500,000	1,597,500
Banco Santander Chile (Chile)
3.875%, 09/20/22	150,000	154,890
Banco Santander Mexico, S.A. Institucion de Banca Multiple Grupo Financiero Santand (Mexico)
(US Treasury 5 Year plus 4.580%) 5.950%, 01/30/24[2]	1,204,000	1,244,635
Banco Santander, S.A. (Spain)
(3-Month LIBOR plus 1.090%) 2.552%, 02/23/23[2]	600,000	610,740
Bancolombia S.A. (Colombia)
6.125%, 07/26/20	200,000	214,500
Banistmo, S.A. (Panama)
3.650%, 09/19/22[1]	200,000	198,500
Bank of America Corp., MTN
2.503%, 10/21/22	455,000	444,862
(3-Month LIBOR plus 1.021%), 2.881%, 04/24/23[2]	375,000	371,917
Bank of Montreal (Canada)
(USD Swap 5 Year plus 1.432%) 3.803%, 12/15/322	480,000	468,835
Bantrab Senior Trust (Cayman Islands)
9.000%, 11/14/20	150,000	150,375
Barclays Bank PLC (United Kingdom)
(3-Month LIBOR plus 0.460%) 2.165%, 01/11/212	510,000	511,303
BBVA Banco Continental, S.A. (Peru)
5.000%, 08/26/22	300,000	321,750
BDO Unibank, Inc., EMTN (Philippines)
2.625%, 10/24/21	600,000	591,466

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Financials - 8.6% (continued)
BDO Unibank, Inc., EMTN (Philippines)
2.950%, 03/06/23	$2,050,000	$1,998,756
BNP Paribas S.A. (France)
3.375%, 01/09/25[1]	620,000	613,888
Boston Properties LP
4.125%, 05/15/21	546,000	568,658
Brighthouse Financial, Inc.
3.700%, 06/22/27[1]	615,000	592,011
Capital One Financial Corp.
(3-Month LIBOR plus 0.720%) 2.487%, 01/30/23[2]	415,000	415,474
Citigroup, Inc.
(3-Month LIBOR plus 1.100%) 2.522%, 05/17/24[2]	1,005,000	1,029,334
Commonwealth Bank of Australia (Australia)
2.750%, 03/10/22[1]	910,000	901,564
Credit Suisse Group AG (Switzerland)
(3-Month LIBOR plus 1.200%) 2.774%, 12/14/23[1,2]	615,000	629,495
Crown Castle International Corp.
3.650%, 09/01/27	610,000	595,865
3.700%, 06/15/26	600,000	587,473
4.000%, 03/01/27	775,000	773,491
DBS Group Holdings, Ltd. (Singapore)
(3-Month LIBOR plus 0.620%), 2.365%, 07/25/22[1,2]	2,100,000	2,106,644
(3-Month LIBOR plus 0.620%), 2.365%, 07/25/22[2]	500,000	501,582
Digital Realty Trust LP
3.700%, 08/15/27	350,000	347,439
Discover Financial Services
4.100%, 02/09/27	740,000	743,012
ESH Hospitality, Inc.
5.250%, 05/01/25[1]	305,000	308,050
Global Bank Corp. (Panama)
5.125%, 10/30/19	1,300,000	1,348,750
The Goldman Sachs Group, Inc.
(3-Month LIBOR plus 0.780%) 2.552%, 10/31/22[2]	780,000	784,102
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.250%, 02/01/22	215,000	221,988
6.375%, 12/15/25[1,3]	240,000	244,800
Industrial Senior Trust (Cayman Islands)
5.500%, 11/01/22	800,000	811,000
Interoceanica IV Finance, Ltd. (Cayman Islands)
0.000%, 11/30/25[4]	1,541,153	1,315,759
Itau Corp. (Chile)
3.875%, 09/22/19	2,300,000	2,339,636
Liberty Mutual Group, Inc.
6.500%, 05/01/42[1]	714,000	933,313

	Principal Amount	Value
Lloyds Banking Group PLC (United Kingdom)
(3-Month LIBOR plus 1.205%) 3.574%, 11/07/28[2]	$630,000	$615,794
Macquarie Group, Ltd. (Australia)
(3-Month LIBOR plus 1.023%) 3.189%, 11/28/23[1,2]	610,000	598,803
Magnesita Finance SA (Luxembourg)
8.625%, 07/05/66[5]	700,000	707,875
Malayan Banking Bhd (Malaysia)
(USD Swap 5 Year plus 2.542%) 3.905%, 10/29/26[2]	1,800,000	1,830,170
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc.
4.500%, 01/15/28[1]	335,000	327,672
Mizuho Financial Group, Inc. (Japan)
(3-Month LIBOR plus 0.880%) 2.416%, 09/11/22[2]	410,000	413,984
Morgan Stanley
2.750%, 05/19/22	605,000	596,591
(3-Month LIBOR plus 1.340%), 3.591%, 07/22/28[2]	585,000	579,745
MPT Operating Partnership LP/MPT Finance Corp.
5.000%, 10/15/27	320,000	317,664
MUFG Americas Holdings Corp.
1.625%, 02/09/18	285,000	284,978
National Rural Utilities Cooperative Finance Corp.
2.000%, 01/27/20	335,000	332,190
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.500%, 07/01/2[1]	215,000	218,178
Navient Corp.
6.500%, 06/15/22	295,000	311,963
New York Life Global Funding
2.300%, 06/10/22[1]	575,000	559,941
NFP Corp.
6.875%, 07/15/25[1]	305,000	315,675
Nuveen Finance LLC
2.950%, 11/01/19[1]	595,000	598,915
Oversea-Chinese Banking Corp., Ltd. (Singapore)
(USD Swap 5 Year plus 2.203%) 4.000%, 10/15/24[2]	1,505,000	1,526,319
Royal Bank of Scotland Group PLC (United Kingdom)
(3-Month LIBOR plus 1.480%) 3.498%, 05/15/23[2]	860,000	858,287
S.P.A.RC EM SPC Panama Metro Line 2 SP (Cayman Islands)
0.000%, 12/05/22[4]	1,400,000	1,295,000
Simon Property Group LP
3.375%, 12/01/27[3]	320,000	314,543
Starwood Property Trust, Inc.
4.750%, 03/15/25[1]	310,000	306,900

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Financials - 8.6% (continued)
Sumitomo Mitsui Financial Group, Inc. (Japan)
(3-Month LIBOR plus 0.740%) 2.471%, 01/17/23[2]	$930,000	$933,238
Synchrony Financial
3.000%, 08/15/19	560,000	562,351
3.950%, 12/01/27	55,000	54,146
Temasek Financial I, Ltd. (Singapore)
2.375%, 01/23/23	2,600,000	2,534,949
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
6.750%, 06/01/25[1]	315,000	322,087
United Overseas Bank, Ltd., EMTN (Singapore)
(USD Swap 5 Year plus 2.236%), 3.500%, 09/16/26[2]	1,500,000	1,503,043
(USD Swap 5 Year plus 1.995%), 3.750%, 09/19/24[2]	1,000,000	1,011,485
Total Financials		60,181,306
Industrials - 16.5%
AbbVie, Inc.
4.700%, 05/14/45	583,000	641,017
Adani Ports & Special Economic Zone, Ltd. (India)
3.500%, 07/29/20	300,000	302,074
3.950%, 01/19/22	700,000	709,388
Aeropuerto Internacional de Tocumen SA (Panama)
5.750%, 10/09/23	970,769	1,054,498
Ajecorp BV (Netherlands)
6.500%, 05/14/22	200,000	185,500
AK Steel Corp.
6.375%, 10/15/25[3]	310,000	307,675
Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC
5.750%, 03/15/25	215,000	192,962
Alibaba Group Holding, Ltd. (China)
2.800%, 06/06/23	200,000	196,289
3.125%, 11/28/21	200,000	201,826
Allergan Funding SCS (Luxembourg)
2.350%, 03/12/18	583,000	583,325
Altice US Finance I Corp.
5.375%, 07/15/23[1]	200,000	205,250
Amazon.com, Inc.
4.050%, 08/22/47[1]	590,000	610,890
America Movil, S.A.B de CV (Mexico)
5.000%, 03/30/20	300,000	314,474
American Axle & Manufacturing, Inc.
6.625%, 10/15/22	265,000	274,937
American Woodmark Corp.
4.875%, 03/15/26[1]	100,000	100,000
Anheuser-Busch InBev Finance, Inc.
4.900%, 02/01/46	275,000	310,683

	Principal Amount	Value
Anthem, Inc.
2.300%, 07/15/18	$475,000	$475,635
2.950%, 12/01/22	170,000	168,359
Applied Materials, Inc.
4.350%, 04/01/47	310,000	337,646
APT Pipelines, Ltd. (Australia)
4.250%, 07/15/27[1]	1,000,000	1,018,688
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)
6.000%, 02/15/25[1]	200,000	207,000
Arrow Electronics, Inc.
3.875%, 01/12/28	295,000	293,110
Ascend Learning LLC
6.875%, 08/01/25[1]	190,000	197,125
Ashland LLC
4.750%, 08/15/22	285,000	297,112
AstraZeneca PLC (United Kingdom)
2.375%, 06/12/22	630,000	616,390
AT&T, Inc.
5.250%, 03/01/37	950,000	1,008,250
Avantor, Inc.
6.000%, 10/01/24[1]	235,000	237,644
9.000%, 10/01/25[1,3]	150,000	149,063
Axiata SPV2 Bhd (Malaysia)
3.466%, 11/19/20	2,000,000	2,018,700
B&G Foods, Inc.
5.250%, 04/01/25	300,000	301,125
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
4.080%, 12/15/47[1]	610,000	607,510
BAT Capital Corp.
(3-Month LIBOR plus 0.880%) 2.296%, 08/15/22[1,2]	110,000	111,478
BC ULC/New Red Finance, Inc. (Canada)
4.250%, 05/15/24[1]	305,000	300,425
Beacon Escrow Corp.
4.875%, 11/01/25[1]	305,000	305,000
Becton Dickinson and Co.
2.894%, 06/06/22	915,000	900,486
Bharti Airtel International Netherlands BV (Netherlands)
5.125%, 03/11/23	1,300,000	1,365,586
Bharti Airtel, Ltd. (India)
4.375%, 06/10/25	1,200,000	1,200,772
BlueLine Rental Finance Corp.
9.250%, 03/15/24[1]	295,000	321,550
The Boeing Co.
6.875%, 03/15/39	392,000	567,267
BPRL International Singapore Pte, Ltd., EMTN (Singapore)
4.375%, 01/18/27	1,500,000	1,530,963

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 16.5% (continued)
Brand Industrial Services, Inc.
8.500%, 07/15/25[1]	$200,000	$208,500
Builders FirstSource, Inc.
5.625%, 09/01/24[1]	91,000	95,550
Burlington Northern Santa Fe LLC
4.550%, 09/01/44	540,000	611,401
BWAY Holding Co.
5.500%, 04/15/24[1]	215,000	223,331
Camposol SA (Peru)
10.500%, 07/15/21[1]	200,000	217,000
Canadian Natural Resources, Ltd. (Canada)
2.950%, 01/15/23	1,005,000	993,045
CB Escrow Corp.
8.000%, 10/15/25[1]	170,000	171,275
CBS Corp.
3.700%, 06/01/28[1]	85,000	82,905
CCO Holdings LLC/CCO Holdings Capital Corp.
5.000%, 02/01/28[1]	245,000	238,262
Celgene Corp.
4.350%, 11/15/47	625,000	630,161
Celulosa Arauco y Constitucion, S.A. (Chile)
4.750%, 01/11/22	200,000	208,931
Cengage Learning, Inc.
9.500%, 06/15/24[1,3]	255,000	242,887
Centene Corp.
4.750%, 01/15/25	300,000	306,000
CEVA Group PLC (United Kingdom)
7.000%, 03/01/21[1,3]	100,000	99,500
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 07/23/25	575,000	602,133
Cheniere Energy Partners LP
5.250%, 10/01/25[1]	320,000	326,800
Churchill Downs, Inc.
4.750%, 01/15/28[1]	200,000	198,250
Cincinnati Bell, Inc.
7.000%, 07/15/24[1]	185,000	178,987
CK Hutchison International 17 II, Ltd. (Cayman Islands)
2.250%, 09/29/20[1]	200,000	196,115
CK Hutchison International 17, Ltd. (Cayman Islands)
2.875%, 04/05/22	400,000	394,052
3.500%, 04/05/27[1]	1,000,000	978,007
CNOOC Finance 2012, Ltd. (Hong Kong)
3.875%, 05/02/22	800,000	817,230
CNOOC Finance 2015 USA LLC
3.500%, 05/05/25	1,800,000	1,783,580

	Principal Amount	Value
CNPC General Capital, Ltd. (Virgin Islands, British)
3.950%, 04/19/22	$300,000	$307,790
CNPC HK Overseas Capital, Ltd. (China)
4.500%, 04/28/21	1,800,000	1,879,308
Coca-Cola Femsa SAB de CV (Mexico)
3.875%, 11/26/23	150,000	155,560
Comcast Corp.
4.400%, 08/15/35	575,000	617,841
CommScope, Inc.
5.000%, 06/15/21[1]	175,000	178,938
Constellation Merger Sub, Inc.
8.500%, 09/15/25[1]	155,000	151,900
Corning, Inc.
4.375%, 11/15/57	625,000	625,257
Cosan Overseas, Ltd. (Cayman Islands)
8.250%, 02/05/67[5]	2,000,000	2,065,000
CRC Escrow Issuer LLC/CRC Finco, Inc.
5.250%, 10/15/25[1]	305,000	303,509
CSX Corp.
3.800%, 11/01/46	645,000	636,026
DAE Funding LLC (United Arab Emirates)
5.000%, 08/01/24[1]	150,000	149,250
Dana Financing Luxembourg Sarl (Luxembourg)
5.750%, 04/15/25[1]	155,000	163,138
Delphi Jersey Holdings PLC (United Kingdom)
5.000%, 10/01/25[1]	45,000	45,000
Delta Air Lines, Inc.
3.625%, 03/15/22	300,000	302,615
Diamondback Energy, Inc.
5.375%, 05/31/25[1]	100,000	104,125
Digicel Group, Ltd. (Jamaica)
7.125%, 04/01/22[1]	300,000	283,875
7.125%, 04/01/22	1,300,000	1,230,125
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.125%, 06/15/21[1]	85,000	82,450
eBay, Inc.
2.750%, 01/30/23	605,000	591,781
Eldorado Resorts, Inc.
6.000%, 04/01/25	300,000	314,625
Embarq Corp.
7.995%, 06/01/36	295,000	286,855
Embotelladora Andina SA (Chile)
5.000%, 10/01/23	1,600,000	1,743,322
Empresa de Transporte de Pasajeros Metro SA (Chile)
5.000%, 01/25/47[1]	1,150,000	1,244,875
ENA Norte Trust (Panama)
4.950%, 04/25/23	1,152,938	1,204,820

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 16.5% (continued)
Enable Midstream Partners LP
4.400%, 03/15/27	$620,000	$625,407
Energy Transfer LP
4.200%, 04/15/27	225,000	223,369
4.750%, 01/15/26	400,000	416,373
EP Energy LLC/Everest Acquisition Finance, Inc.
9.375%, 05/01/24[1]	25,000	21,313
EQT Corp.
3.900%, 10/01/27	620,000	608,434
Expedia, Inc.
3.800%, 02/15/28	630,000	601,830
Exterran Energy Solutions LP/EES Finance Corp.
8.125%, 05/01/25[1]	145,000	158,775
Extraction Oil & Gas, Inc.
5.625%, 02/01/26[1]	95,000	95,214
FedEx Corp.
4.750%, 11/15/45	560,000	622,497
Fermaca Enterprises S de RL de CV (Mexico)
6.375%, 03/30/38[1]	232,000	250,560
Fidelity National Information Services, Inc.
3.625%, 10/15/20	423,000	432,222
First Data Corp.
5.750%, 01/15/24[1]	135,000	140,021
7.000%, 12/01/23[1]	130,000	137,232
Flex Acquisition Co, Inc.
6.875%, 01/15/25[1]	310,000	318,719
FMG Resources August 2006 Pty, Ltd. (Australia)
4.750%, 05/15/22[1]	215,000	219,031
Fomento Economico Mexicano SAB de CV (Mexico)
2.875%, 05/10/23	200,000	196,659
Ford Motor Co.
7.450%, 07/16/31	480,000	611,470
Foresight Energy LLC/Foresight Energy Finance Corp.
11.500%, 04/01/23[1]	170,000	149,175
Frontier Communications Corp.
8.500%, 04/15/20[3]	80,000	78,300
FTS International, Inc.
6.250%, 05/01/22	317,000	321,755
(3-Month LIBOR plus 7.500%), 9.088%, 06/15/20[1,2]	166,000	168,490
Gates Global LLC
6.000%, 07/15/22[1]	285,000	291,441
General Motors Co.
(3-Month LIBOR plus 0.800%) 2.593%, 08/07/20[2]	210,000	211,426
General Motors Financial Co, Inc.
(3-Month LIBOR plus 0.990%), 2.686%, 01/05/23[2]	540,000	543,037

	Principal Amount	Value
General Motors Financial Co, Inc.
3.950%, 04/13/24	$295,000	$297,862
Genesys Telecommunications Laboratories Inc.
10.000%, 11/30/24[1]	315,000	348,862
Georgia-Pacific LLC
3.600%, 03/01/25[1]	995,000	1,012,906
GLP Capital LP
5.375%, 04/15/26	135,000	144,788
GNL Quintero SA (Chile)
4.634%, 07/31/29	500,000	524,375
Gohl Capital, Ltd. (Isle of Man)
4.250%, 01/24/27	1,500,000	1,513,731
Golden Nugget, Inc.
6.750%, 10/15/24[1]	220,000	227,975
Grupo Idesa SA de CV (Mexico)
7.875%, 12/18/20[1]	600,000	585,600
7.875%, 12/18/20	600,000	588,000
GTT Communications, Inc.
7.875%, 12/31/24[1]	305,000	327,112
Guanay Finance, Ltd. (Cayman Islands)
6.000%, 12/15/20	1,302,395	1,341,467
Gulfport Energy Corp.
6.375%, 05/15/25	220,000	222,750
GW Honos Security Corp. (Canada)
8.750%, 05/15/25[1]	280,000	304,500
Hasbro, Inc.
3.500%, 09/15/27	180,000	171,847
Hexion, Inc.
10.375%, 02/01/22[1]	310,000	301,281
Hilton Domestic Operating Co., Inc.
4.250%, 09/01/24	310,000	309,343
Hutchison Whampoa International 12 II, Ltd. (Cayman Islands)
3.250%, 11/08/22	900,000	900,719
Indian Oil Corp, Ltd. (India)
5.750%, 08/01/23	1,700,000	1,873,553
Indian Oil Corp., Ltd. (India)
5.625%, 08/02/21	450,000	486,346
Informatica LLC
7.125%, 07/15/23[1]	310,000	320,788
Intelsat Jackson Holdings SA (Luxembourg)
5.500%, 08/01/23	210,000	165,375
9.750%, 07/15/25[1]	95,000	87,609
inVentiv Group Holdings, Inc.
7.500%, 10/01/24[1]	265,000	288,850
Inversiones CMPC, S.A. (Chile)
6.125%, 11/05/19	100,000	105,576
IRB Holding Corp.
6.750%, 02/15/26[1,6]	315,000	319,725
Jabil, Inc.
3.950%, 01/12/28	90,000	88,502

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 16.5% (continued)
JBS USA LUX SA/JBS USA Finance, Inc.
7.250%, 06/01/21[1]	$235,000	$240,875
JBS USA LUX, S.A./JBS USA Finance, Inc.
7.250%, 06/01/21[1]	100,000	102,500
Jeld-Wen, Inc.
4.625%, 12/15/25[1]	155,000	155,388
KAR Auction Services, Inc.
5.125%, 06/01/25[1]	135,000	137,194
The Kenan Advantage Group Inc.
7.875%, 07/31/23[1]	85,000	88,613
Kinder Morgan Energy Partners LP, MTN
6.950%, 01/15/38	605,000	754,462
Kraft Heinz Foods Co.
2.000%, 07/02/18	265,000	264,723
2.800%, 07/02/20	375,000	375,479
Kratos Defense & Security Solutions, Inc.
6.500%, 11/30/25[1]	185,000	197,719
The Kroger Co.
3.400%, 04/15/22	720,000	728,433
Kronos Acquisition Holdings, Inc. (Canada)
9.000%, 08/15/23[1]	305,000	300,425
Level 3 Communications, Inc.
5.750%, 12/01/22	125,000	126,563
Level 3 Financing, Inc.
5.375%, 01/15/24	305,000	304,237
Lima Metro Line 2 Finance, Ltd. (Cayman Islands)
5.875%, 07/05/34	1,000,000	1,086,750
Lockheed Martin Corp.
4.700%, 05/15/46	530,000	604,288
Match Group, Inc.
5.000%, 12/15/27[1]	305,000	306,525
Matthews International Corp.
5.250%, 12/01/25[1]	310,000	315,425
MEG Energy Corp. (Canada)
7.000%, 03/31/24[1]	230,000	200,387
Mexico City Airport Trust (Mexico)
4.250%, 10/31/26[1]	1,000,000	1,010,250
Microsoft Corp.
4.450%, 11/03/45	550,000	628,094
The Mosaic Co
4.050%, 11/15/27	610,000	606,392
Moss Creek Resources Holdings, Inc.
7.500%, 01/15/26[1]	135,000	141,075
MPH Acquisition Holdings LLC
7.125%, 06/01/24[1]	415,000	446,644
NCL Corp, Ltd.
4.750%, 12/15/21[1]	200,000	206,750
Netflix, Inc.
4.875%, 04/15/28[1]	130,000	129,188

	Principal Amount	Value
Newell Brands Inc.
5.500%, 04/01/46	$520,000	$598,297
Nexstar Broadcasting, Inc.
5.625%, 08/01/24[1]	135,000	139,809
Noble Holding International, Ltd. (Cayman Islands)
7.875%, 02/01/26[1]	80,000	81,600
OAS Finance, Ltd. (Virgin Islands, British)
(US Treasury 5 Year plus 8.186%), 8.875%, 07/25/66[1,2,5,7]	400,000	27,500
8.875%, 07/25/66[5,7]	600,000	41,250
Odebrecht Finance, Ltd. (Cayman Islands)
7.125%, 06/26/42	400,000	157,000
Omnicom Group, Inc.
3.600%, 04/15/26	725,000	722,577
ONGC Videsh Vankorneft Pte, Ltd. (Singapore)
3.750%, 07/27/26	2,500,000	2,452,432
Oracle Corp.
4.125%, 05/15/45	565,000	596,595
Orange SA (France)
1.625%, 11/03/19	75,000	73,847
2.750%, 02/06/19	454,000	455,677
Owens Corning
4.400%, 01/30/48	320,000	317,291
Packaging Corp of America
3.400%, 12/15/27	310,000	305,709
Par Petroleum LLC/Petroleum Finance Corp.
7.750%, 12/15/25[1]	70,000	70,504
Peabody Energy Corp.
6.000%, 03/31/22[1]	300,000	312,738
Penske Truck Leasing Co. LP/PTL Finance Corp.
4.200%, 04/01/27[1]	300,000	307,827
Pesquera Exalmar S.A.A. (Peru)
7.375%, 01/31/20	400,000	391,050
Petroleos Mexicanos (Mexico)
6.750%, 09/21/47	340,000	357,000
Petronas Capital, Ltd. (Malaysia)
3.500%, 03/18/25	1,300,000	1,314,865
PetSmart, Inc.
5.875%, 06/01/25[1]	40,000	31,050
7.125%, 03/15/23[1]	285,000	180,619
Phillips 66
5.875%, 05/01/42	256,000	324,383
Pilgrim’s Pride Corp.
5.750%, 03/15/25[1]	290,000	293,625
Pinnacle Entertainment, Inc.
5.625%, 05/01/24	440,000	473,000
Plastipak Holdings, Inc.
6.250%, 10/15/25[1]	235,000	244,987
Platform Specialty Products Corp.
5.875%, 12/01/25[1]	260,000	264,550

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 16.5% (continued)
Polaris Intermediate Corp., PIK
8.500%, 12/01/22[1,8]	$145,000	$151,344
Post Holdings, Inc.
5.500%, 03/01/25[1]	290,000	299,425
Precision Drilling Corp. (Canada)
7.125%, 01/15/26[1,3]	295,000	307,537
Prime Security Services Borrower LLC
9.250%, 05/15/23[1]	265,000	293,819
PSA International Pte, Ltd., GMTN (Singapore)
3.875%, 02/11/21	500,000	517,319
QEP Resources, Inc.
5.250%, 05/01/23	155,000	158,875
5.625%, 03/01/26[3]	155,000	159,042
Radiate Holdco LLC/Radiate Finance, Inc.
6.625%, 02/15/25[1]	155,000	151,900
RegionalCare Hospital Partners Holdings, Inc.
8.250%, 05/01/23[1]	140,000	147,700
Reliance Holding USA, Inc.
5.400%, 02/14/22	2,400,000	2,578,274
Republic Services, Inc.
3.375%, 11/15/27	615,000	607,601
Reynolds American, Inc.
4.000%, 06/12/22	545,000	563,515
Riverbed Technology, Inc.
8.875%, 03/01/23[1]	235,000	225,894
Royal Caribbean Cruises, Ltd.
3.700%, 03/15/28	315,000	305,815
S&P Global, Inc.
4.400%, 02/15/26	345,000	368,496
Sabine Pass Liquefaction LLC
5.000%, 03/15/27	705,000	749,169
SACI Falabella (Chile)
3.750%, 04/30/23	900,000	919,080
Sanchez Energy Corp.
6.125%, 01/15/23[3]	165,000	145,200
SBA Tower Trust
3.168%, 04/11/22[1]	400,000	397,909
Schlumberger Holdings Corp.
2.350%, 12/21/18[1]	240,000	240,311
Scientific Games International, Inc.
5.000%, 10/15/25[1]	160,000	160,800
Select Medical Corp.
6.375%, 06/01/21	295,000	302,744
The ServiceMaster Co. LLC
5.125%, 11/15/24[1]	90,000	90,450
Shelf Drilling Holdings, Ltd. (United Arab Emirates)
8.250%, 02/15/25[1]	5,000	5,000

	Principal Amount	Value
Shire Acquisitions Investments (Ireland)
2.875%, 09/23/23	$615,000	$597,772
SingTel Group Treasury Pte, Ltd., EMTN (Singapore)
4.500%, 09/08/21	700,000	738,100
Sinopec Group Overseas Development 2016, Ltd. (China)
2.750%, 05/03/21	500,000	496,010
2.750%, 09/29/26	2,300,000	2,139,545
Sirius XM Radio, Inc.
5.375%, 07/15/26[1]	215,000	220,106
Six Flags Entertainment Corp.
4.875%, 07/31/24[1]	300,000	304,875
Sixsigma Networks Mexico SA de CV (Mexico)
8.250%, 11/07/21[1]	200,000	212,250
Smithfield Foods, Inc.
4.250%, 02/01/27[1]	630,000	633,908
Solera LLC
10.500%, 03/01/24[1]	200,000	225,250
Sophia LP/Sophia Finance, Inc.
9.000%, 09/30/23[1]	280,000	301,000
Sprint Corp.
7.125%, 06/15/24	235,000	238,819
SRC Energy, Inc.
6.250%, 12/01/25[1]	160,000	165,600
Staples, Inc.
8.500%, 09/15/25[1]	30,000	29,063
Sunoco Logistics Partners Operations LP
3.900%, 07/15/26	1,000,000	977,746
Sunoco LP/Sunoco Finance Corp.
5.500%, 02/15/26[1]	155,000	158,635
Sydney Airport Finance Co. Pty, Ltd. (Australia)
3.375%, 04/30/25[1]	990,000	970,632
Sysco Corp.
3.250%, 07/15/27	610,000	600,811
Tapstone Energy LLC/Tapstone Energy Finance Corp.
9.750%, 06/01/22[1]	180,000	157,050
Team Health Holdings, Inc.
6.375%, 02/01/25[1,3]	315,000	295,312
TEGNA, Inc.
4.875%, 09/15/21[1]	140,000	142,450
Telefonica Chile SA (Chile)
3.875%, 10/12/22	900,000	922,362
Telesat Canada/Telesat LLC (Canada)
8.875%, 11/15/24[1]	205,000	228,575
Tencent Holdings, Ltd. (China)
(3-Month LIBOR plus 0.605%), 2.344%, 01/19/23[1,2]	800,000	803,007
2.875%, 02/11/20	400,000	401,469
3.375%, 05/02/19	800,000	807,911

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 16.5% (continued)
Tenet Healthcare Corp.
7.000%, 08/01/25[1,3]	$80,000	$78,500
8.125%, 04/01/22	75,000	77,672
Tesla, Inc.
5.300%, 08/15/25[1,3]	150,000	143,363
Teva Pharmaceutical Finance Netherlands III (Netherlands)
2.800%, 07/21/23[3]	860,000	762,879
T-Mobile USA, Inc.
4.500%, 02/01/26	100,000	100,639
TransDigm, Inc.
6.375%, 06/15/26	300,000	308,625
Transocean Proteus, Ltd. (Cayman Islands)
6.250%, 12/01/24[1]	148,500	156,853
Trident Merger Sub, Inc.
6.625%, 11/01/25[1]	155,000	156,163
Triumph Group, Inc.
7.750%, 08/15/25	215,000	228,437
Union Pacific Corp.
3.000%, 04/15/27	400,000	394,433
Universal Hospital Services, Inc.
7.625%, 08/15/20	240,000	242,400
UPL Corp, Ltd. (Mauritius)
3.250%, 10/13/21	700,000	696,912
Vale Overseas, Ltd. (Brazil)
5.875%, 06/10/21	490,000	533,855
Valeant Pharmaceuticals International, Inc.
5.500%, 11/01/25[1]	75,000	76,069
7.000%, 03/15/24[1]	90,000	95,935
Verizon Communications, Inc.
4.400%, 11/01/34	550,000	558,426
Viking Cruises, Ltd.
5.875%, 09/15/27[1]	295,000	297,212
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.750%, 04/15/23[1]	135,000	136,013
Vizient, Inc.
10.375%, 03/01/24[1]	270,000	305,100
Waste Pro USA, Inc.
5.500%, 02/15/26[1,6]	100,000	102,250
Weatherford International, Ltd.
9.875%, 02/15/24	75,000	82,125
WellCare Health Plans, Inc.
5.250%, 04/01/25	225,000	235,507
West Street Merger Sub, Inc.
6.375%, 09/01/25[1]	150,000	152,625
Whiting Petroleum Corp.
6.625%, 01/15/26[1]	315,000	322,875
Williams Partners LP
3.750%, 06/15/27	290,000	289,542

	Principal Amount	Value
WMG Acquisition Corp.
6.750%, 04/15/22[1]	$190,000	$197,600
Xerium Technologies, Inc.
9.500%, 08/15/21	80,000	81,500
Zimmer Biomet Holdings, Inc.
2.700%, 04/01/20	695,000	693,096
Total Industrials		115,617,995
Telecommunications - 0.0%#
Sprint Capital Corp.
6.875%, 11/15/28	155,000	160,619
Utilities - 2.1%
AES Andres/Dominican Power Partners/Empresa Generadora De Electricidad IT (Netherlands)
7.950%, 05/11/26[1]	1,000,000	1,086,250
American Electric Power Co, Inc.
2.950%, 12/15/22	1,300,000	1,301,478
3.200%, 11/13/27	105,000	102,039
American Water Capital Corp.
3.400%, 03/01/25	775,000	782,219
Calpine Corp.
5.750%, 01/15/25[3]	95,000	90,250
Duke Energy Corp.
3.750%, 09/01/46	110,000	106,390
3.950%, 08/15/47	350,000	348,679
Duke Energy Progress LLC
4.150%, 12/01/44	465,000	496,601
Duquesne Light Holdings, Inc.
3.616%, 08/01/27[1]	500,000	492,785
Engie Energia Chile, S.A. (Chile)
5.625%, 01/15/21	700,000	751,932
Eversource Energy
2.750%, 03/15/22	1,000,000	992,032
Exelon Corp.
3.400%, 04/15/26	1,000,000	989,689
Fortis, Inc. (Canada)
2.100%, 10/04/21	470,000	455,482
ITC Holdings Corp.
3.250%, 06/30/26	1,000,000	977,327
NextEra Energy Capital Holdings, Inc.
3.550%, 05/01/27	290,000	290,940
NextEra Energy Operating Partners LP
4.500%, 09/15/27[1]	295,000	291,681
NGL Energy Partners LP/NGL Energy Finance Corp.
7.500%, 11/01/23	160,000	167,600
Sierra Pacific Power Co.
2.600%, 05/01/26	1,300,000	1,234,891
The Southern Co.
1.850%, 07/01/19	65,000	64,487

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Utilities - 2.1% (continued)
The Southern Co.
2.450%, 09/01/18	$830,000	$831,801
SP PowerAssets, Ltd. (Singapore)
2.700%, 09/14/22	1,300,000	1,284,730
Transelec, S.A. (Chile)
4.625%, 07/26/23[1]	300,000	318,480
4.625%, 07/26/23	200,000	212,311
Xcel Energy, Inc.
3.300%, 06/01/25	1,300,000	1,298,613
Total Utilities		14,968,687
Total Corporate Bonds and Notes (Cost $194,008,072)		193,498,123
Asset-Backed Securities - 8.8%
Adams Mill CLO, Ltd.
Series 2014-1A, Class D1 (3-Month LIBOR plus 3.500%), 5.222%, 07/15/26 (04/16/18)[1,2]	250,000	251,472
ALM VII R, Ltd.
Series 2013-7RA, Class CR (3-Month LIBOR plus 4.040%), 5.762%, 10/15/28 (04/16/18)[1,2]	1,000,000	1,050,033
ALM XIX, Ltd.
Series 2016-19A, Class B (3-Month LIBOR plus 3.000%), 4.722%, 07/15/28 (04/16/18)[1,2]	500,000	508,838
Series 2016-19A, Class C (3-Month LIBOR plus 4.350%), 6.072%, 07/15/28 (04/16/18)[1,2]	500,000	519,459
Apidos CLO XII
Series 2013-12A, Class DR (3-Month LIBOR plus 2.600%), 0.000%, 04/15/31 (07/16/18)[1,2,6]	500,000	502,220
Apidos CLO XVI
Series 2013-16A, Class BR (3-Month LIBOR plus 1.950%), 3.689%, 01/19/25 (04/19/18)[1,2]	500,000	503,649
Apidos CLO XVIII
Series 2014-18A, Class D (3-Month LIBOR plus 5.200%), 6.945%, 07/22/26 (04/23/18)[1,2]	250,000	251,302
Apidos CLO XX
Series 2015-20A, Class C (3-Month LIBOR plus 3.700%), 5.422%, 01/16/27 (04/16/18)[1,2]	500,000	505,676
Apidos CLO XXI
Series 2015-21A, Class C (3-Month LIBOR plus 3.550%), 5.284%, 07/18/27 (04/18/18)[1,2]	500,000	505,167
Atrium IX
Series 9A, Class DR (3-Month LIBOR plus 3.600%), 5.068%, 05/28/30 (02/28/18)[1,2]	1,000,000	1,035,371

	Principal Amount	Value
Babson CLO, Ltd.
Series 2014-3A, Class E2 (3-Month LIBOR plus 6.500%), 8.222%, 01/15/26 (04/16/18)[1,2]	$250,000	$251,861
Series 2015-2A, Class DR (3-Month LIBOR plus 2.950%), 4.695%, 10/20/30 (04/20/18)[1,2]	500,000	504,628
Series 2015-IA, Class D1 (3-Month LIBOR plus 3.450%), 5.195%, 04/20/27 (04/20/18)[1,2]	250,000	250,622
Barings CLO, Ltd.
Series 2017-1A, Class D (3-Month LIBOR plus 3.600%), 5.334%, 07/18/29 (04/18/18)[1,2]	1,000,000	1,011,586
Bayview Financial Acquisition Trust
Series 2007-A, Class 1A5 6.101%, 05/28/37[9]	264,560	272,021
Blackbird Capital Aircraft Lease Securitization, Ltd.
Series 2016-1A, Class B 5.682%, 12/16/41[1,9]	937,500	948,272
BlueMountain CLO, Ltd.
Series 2013-1A, Class CR (3-Month LIBOR plus 4.150%), 5.895%, 01/20/29 (04/20/18)[1,2]	1,000,000	1,017,078
Series 2015-2A, Class C (3-Month LIBOR plus 2.700%), 4.434%, 07/18/27 (04/18/18)[1,2]	500,000	504,449
Series 2015-2A, Class D (3-Month LIBOR plus 3.550%), 5.284%, 07/18/27 (04/18/18)[1,2]	1,000,000	1,008,464
Series 2016-2A, Class C (3-Month LIBOR plus 4.100%), 5.536%, 08/20/28 (02/20/18)[1,2]	1,000,000	1,026,439
Brookside Mill CLO, Ltd.
Series 2013-1A, Class D (3-Month LIBOR plus 3.050%), 4.781%, 04/17/25 (04/17/18)[1,2]	250,000	250,937
Series 2013-1A, Class E (3-Month LIBOR plus 4.400%), 6.131%, 04/17/25 (04/17/18)[1,2]	250,000	243,604
Canyon Capital CLO 2014-1 Ltd.
Series 2014-1A, Class CR (3-Month LIBOR plus 2.750%), 4.517%, 01/30/31 (04/30/18)[1,2]	500,000	501,000
Canyon Capital CLO, Ltd.
Series 2017-1A, Class D (3-Month LIBOR plus 3.600%), 5.322%, 07/15/30 (04/16/18)[1,2]	500,000	509,344
Castle Aircraft Securitiz
Series 2015-1A, Class A 4.703%, 12/15/40[1]	1,755,835	1,773,482
CLI Funding V LLC
Series 2013-2A, Class Note 3.220%, 06/18/28[1]	758,900	748,227

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Asset-Backed Securities - 8.8% (continued)
Credit Suisse Commercial Mortgage Trust
Series 2015-PR2, Class A1 4.250%, 07/26/55[1,9]	$2,215,764	$2,190,662
Credit-Based Asset Servicing & Securitization LLC
Series 2007-MX1, Class A4 6.231%, 12/25/36[1,9]	100,000	104,047
Dryden 57 CLO, Ltd.
Series 2018-57A, Class D (3-Month LIBOR plus 2.550%), 0.000%, 05/15/31 (08/15/18)[1,2,6]	500,000	501,000
ECAF I, Ltd.
Series 2015-1A, Class A1 3.473%, 06/15/40[1]	595,351	593,876
Flatiron CLO, Ltd.
Series 2014-1A, Class C (3-Month LIBOR plus 3.300%), 5.031%, 07/17/26 (04/17/18)[1,2]	250,000	251,975
Galaxy XVIII CLO, Ltd.
Series 2014-18A, Class D1 (3-Month LIBOR plus 3.700%), 5.422%, 10/15/26 (04/16/18)[1,2]	500,000	507,744
Galaxy XXII CLO, Ltd.
Series 2016-22A, Class D (3-Month LIBOR plus 4.450%), 6.172%, 07/16/28 (04/16/18)[1,2]	1,000,000	1,013,696
Gilbert Park CLO, Ltd.
Series 2017-1A, Class D (3-Month LIBOR plus 2.950%), 4.315%, 10/15/30 (04/16/18)[1,2]	500,000	503,200
Series 2017-1A, Class E (3-Month LIBOR plus 6.400%), 7.765%, 10/15/30 (04/16/18)[1,2]	1,000,000	1,034,815
Global SC Finance II SRL
Series 2014-1A, Class A1 3.190%, 07/17/29[1]	893,750	882,627
Goldentree Loan Opportunities X, Ltd.
Series 2015-10A, Class D (3-Month LIBOR plus 3.350%), 5.095%, 07/20/27 (04/20/18)[1,2]	500,000	505,615
GSAA Home Equity Trust
Series 2006-15, Class AF3B 5.933%, 09/25/36[10]	757,000	112,019
Halcyon Loan Advisors Funding, Ltd.
Series 2013-2A, Class C (3-Month LIBOR plus 2.700%), 4.473%, 08/01/25 (05/01/18)[1,2]	250,000	252,120
Invitation Homes Trust
Series 2018-SFR1, Class C (1-Month LIBOR plus 1.250%), 2.818%, 03/17/37 (03/17/18)[1,2,6]	1,745,000	1,755,947

	Principal Amount	Value
Invitation Homes Trust
Series 2018-SFR1, Class D (1-Month LIBOR plus 1.450%), 3.018%, 03/17/37 (03/17/18)[1,2,6]	$1,150,000	$1,158,624
LCM XIV LP
Series 14A, Class D (3-Month LIBOR plus 3.500%), 5.222%, 07/15/25 (04/16/18)[1,2]	250,000	251,016
LCM XVIII LP
Series 19A, Class D (3-Month LIBOR plus 3.450%), 5.172%, 07/15/27 (04/16/18)[1,2]	1,000,000	1,010,554
Madison Park Funding XV, Ltd.
Series 2014-15A, Class CR (3-Month LIBOR plus 3.450%), 5.210%, 01/27/26 (04/27/18)[1,2]	500,000	502,547
Magnetite IX, Ltd.
Series 2014-9A, Class BR (3-Month LIBOR plus 2.000%), 3.745%, 07/25/26 (04/25/18)[1,2]	500,000	501,492
Mosaic Solar Loans LLC
Series 2017-1A, Class A 4.450%, 06/20/42[1]	715,578	729,775
MP CLO, VI Ltd.
Series 2014-2A, Class DR (3-Month LIBOR plus 3.500%), 5.222%, 01/15/27 (04/16/18)[1,2]	500,000	507,268
Neuberger Berman Loan Advisers CLO, 27 Ltd.
Series 2018-27A, Class D (3-Month LIBOR plus 2.600%), 0.000%, 01/15/30 (07/16/18)[1,2,6]	500,000	501,000
Octagon Investment Partners XVI, Ltd.
Series 2013-1A, Class D (3-Month LIBOR plus 3.350%), 5.081%, 07/17/25 (04/17/18)[1,2]	250,000	251,314
Series 2013-1A, Class E (3-Month LIBOR plus 4.500%), 6.231%, 07/17/25 (04/17/18)[1,2]	250,000	248,156
Octagon Investment Partners XXI, Ltd.
Series 2014-1A, Class C (3-Month LIBOR plus 3.650%), 5.063%, 11/14/26 (02/14/18)[1,2]	250,000	251,501
Octagon Investment Partners XXII, Ltd.
Series 2014-1A, Class ERR (3-Month LIBOR plus 5.450%), 7.195%, 01/22/30 (04/23/18)[1,2]	500,000	500,000
Octagon Investment Partners XXVII, Ltd.
Series 2016-1A, Class C (3-Month LIBOR plus 3.000%), 4.722%, 07/15/27 (04/16/18)[1,2]	250,000	251,111
Series 2016-1A, Class D (3-Month LIBOR plus 4.750%), 6.472%, 07/15/27 (04/16/18)[1,2]	500,000	506,492

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Asset-Backed Securities - 8.8% (continued)
Octagon Investment Partners XXX, Ltd.
Series 2017-1A, Class C (3-Month LIBOR plus 3.500%), 5.245%, 03/17/30 (04/20/18)[1,2]	$500,000	$509,141
Series 2017-1A, Class D (3-Month LIBOR plus 6.200%), 7.945%, 03/17/30 (04/20/18)[1,2]	250,000	254,413
OneMain Financial Issuance Trust
Series 2015-1A, Class A 3.190%, 03/18/26[1]	1,925,071	1,935,393
Series 2015-2A, Class A 2.570%, 07/18/25[1]	266,073	266,396
PRPM LLC
Series 2017-2A, Class A1 3.470%, 09/25/22[1,9]	4,522,964	4,505,476
SpringCastle America Funding LLC
Series 2016-AA, Class A 3.050%, 04/25/29[1]	1,182,280	1,189,122
Springleaf Funding Trust
Series 2015-AA, Class A 3.160%, 11/15/24[1]	2,000,000	2,005,376
Sprite 2017-1, Ltd.
Series 2017-1, Class A 4.250%, 12/15/371	496,800	495,497
Symphony CLO XIV, Ltd.
Series 2014-14A, Class D2 (3-Month LIBOR plus 3.600%), 5.322%, 07/14/26 (04/16/18)[1,2]	750,000	754,546
TAL Advantage VI LLC
Series 2017-1A, Class A 4.500%, 04/20/42	928,819	944,850
TCI-Cent CLO, Ltd.
Series 2016-1A, Class C (3-Month LIBOR plus 4.000%), 5.760%, 12/21/29 (04/27/18)[1,2]	1,000,000	1,024,323
TCI-Flatiron CLO, Ltd.
Series 2016-1A, Class C (3-Month LIBOR plus 3.050%), 4.781%, 07/17/28 (04/17/18)[1,2]	750,000	760,219
TCI-Symphony CLO, Ltd.
Series 2016-1A, Class D (3-Month LIBOR plus 3.800%), 5.522%, 10/13/29 (04/13/18)[1,2]	1,000,000	1,013,495
THL Credit Wind River CLO, Ltd.
Series 2013-1A, Class CR (3-Month LIBOR plus 3.650%), 5.395%, 07/20/30 (04/20/18)[1,2]	250,000	256,932
Series 2014-1A, Class DR (3-Month LIBOR plus 3.500%), 5.234%, 04/18/26 (04/18/18)[1,2]	1,000,000	1,001,561

	Principal Amount	Value
THL Credit Wind River CLO, Ltd.
Series 2016-1A, Class C (3-Month LIBOR plus 3.200%), 4.922%, 07/15/28 (04/16/18)[1,2]	$500,000	$503,486
Series 2016-1A, Class D (3-Month LIBOR plus 4.650%), 6.372%, 07/15/28 (04/16/18)[1,2]	250,000	252,692
Thunderbolt Aircraft Lease, Ltd.
Series 2017-A, Class A 4.212%, 05/17/32[1,9]	476,191	488,333
Towd Point Mortgage Trust
Series 2015-6, Class A1B 2.750%, 04/25/55[1,10]	3,112,065	3,098,331
Trinity Rail Leasing 2010 LLC
Series 2010-1A, Class A 5.194%, 10/16/40[1]	954,828	970,897
Venture VIII CDO, Ltd.
Series 2007-8A, Class A1A (3-Month LIBOR plus 0.280%), 2.025%, 07/22/21 (04/23/18)[1,2]	59,806	59,544
VOLT LXII LLC
Series 2017-NPL9, Class A1 3.125%, 09/25/47[1,9]	4,753,358	4,753,709
Westcott Park CLO, Ltd.
Series 2016-1A, Class D (3-Month LIBOR plus 4.350%), 6.095%, 07/20/28 (04/20/18)[1,2]	1,000,000	1,019,030
Total Asset-Backed Securities (Cost $61,211,865)		61,898,156
Mortgage-Backed Securities - 16.5%
Alternative Loan Trust
Series 2007-18CB, Class 2A17 6.000%, 08/25/37	53,502	49,337
Series 2007-23CB, Class A3 (1-Month LIBOR plus 0.500%), 2.061%, 09/25/37 (02/25/18)[2]	227,175	152,672
Series 2007-23CB, Class A4 (6.500% minus 1-Month LIBOR, Cap 6.500%, Floor 0.000%), 4.939%, 09/25/37 (02/25/18)[2,11]	216,914	44,424
Series 2007-J2, Class 2A1 6.000%, 07/25/37	1,164,449	1,134,435
Banc of America Funding Trust
Series 2006-B, Class 7A1 3.632%, 03/20/36 [10]	309,721	292,209
Series 2010-R9, Class 3A3 5.500%, 12/26/35 [1]	452,657	392,636
BBCMS Mortgage Trust
Series 2017-DELC, Class C (1-Month LIBOR plus 1.200%), 2.759%, 08/15/36 (02/15/18)[1,2]	132,000	131,975
Series 2017-DELC, Class D (1-Month LIBOR plus 1.700%), 3.259%, 08/15/36 (02/15/18)[1,2]	150,000	149,975

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Mortgage-Backed Securities - 16.5% (continued)
BBCMS Mortgage Trust
Series 2017-DELC, Class E (1-Month LIBOR plus 2.500%), 4.059%, 08/15/36 (02/15/18)[1,2]	$314,000	$314,309
Series 2017-DELC, Class F (1-Month LIBOR plus 3.500%), 5.059%, 08/15/36 (02/15/18)[1,2]	301,000	301,876
BBCMS Trust
Series 2015-STP, Class D 4.284%, 09/10/28 [1,10]	630,000	630,377
Series 2017-C1, Class XA 1.523%, 02/15/50 [10,11]	7,912,435	824,128
Bear Stearns Asset Backed Securities I Trust
Series 2004-AC2, Class 2A 5.000%, 05/25/34	91,344	91,420
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-T26, Class AJ 5.533%, 01/12/45[10]	450,000	426,168
BX Trust
Series 2017-SLCT, Class D (1-Month LIBOR plus 2.050%), 3.609%, 07/15/34 (02/15/18)[1,2]	336,000	337,362
Series 2017-SLCT, Class E (1-Month LIBOR plus 3.150%), 4.709%, 07/15/34 (02/15/18)[1,2]	552,000	555,609
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class XA 1.072%, 01/10/48 [10,11]	9,018,588	589,804
Series 2016-C4, Class C 4.876%, 05/10/58 [10]	858,000	881,036
Series 2016-C7, Class A3 3.839%, 12/10/54	940,000	974,478
Chicago Skyscraper Trust
Series 2017-SKY, Class B (1-Month LIBOR plus 1.100%), 2.659%, 02/15/30 (02/15/18)[1,2]	174,000	174,276
Series 2017-SKY, Class C (1-Month LIBOR plus 1.250%), 2.809%, 02/15/30 (02/15/18)[1,2]	96,000	96,214
CHT 2017-COSMO Mortgage Trust
Series 2017-CSMO, Class E (1-Month LIBOR plus 3.000%), 4.559%, 11/15/36 (12/15/22)[1,2]	609,000	612,970
Series 2017-CSMO, Class F (1-Month LIBOR plus 3.741%), 5.301%, 11/15/36 (12/15/22)[1,2]	325,000	327,244
Citicorp Mortgage Securities Trust Series
Series 2007-2, Class 3A1 5.500%, 02/25/37	2,458	2,461
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class XA
1.813%, 09/10/45 [1,10,11]	695,356	44,677

	Principal Amount	Value
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class XA 1.037%, 10/10/47 [10,11]	$4,795,504	$264,816
Series 2015-GC27, Class D 4.428%, 02/10/48 [1,10]	440,700	379,688
Series 2015-GC31, Class C 4.063%, 06/10/48 [10]	780,000	747,859
Series 2015-GC35, Class C 4.500%, 11/10/48 [10]	235,000	232,050
Series 2015-GC35, Class XA 0.888%, 11/10/48 [10,11]	7,434,675	343,614
Series 2016-GC36, Class XA 1.334%, 02/10/49 [10,11]	7,693,559	601,166
Series 2016-P3, Class XA 1.710%, 04/15/49 [10,11]	5,482,743	547,630
Series 2016-P4, Class XA 2.006%, 07/10/49 [10,11]	6,693,031	803,690
Series 2016-P6, Class A5 3.720%, 12/10/49 [10]	756,000	779,099
Series 2016-SMPL, Class D 3.520%, 09/10/31 [1]	952,000	945,345
Citigroup Mortgage Loan Trust
Series 2006-AR2, Class 1A2 3.628%, 03/25/36 [10]	1,320,033	1,305,097
Series 2010-7, Class 11A1 5.280%, 07/25/36 [1,10]	1,750,000	1,773,348
COBALT Commercial Mortgage Trust
Series 2007-C2, Class AJFX 5.568%, 04/15/47[10]	272,275	274,656
COMM Mortgage Trust
Series 2016-DC2, Class C 4.642%, 02/10/49 [10]	453,000	438,203
Series 2016-DC2, Class XA 1.060%, 02/10/49 [10,11]	6,717,140	413,002
Series 2016-GCT, Class E 3.461%, 08/10/29 [1,10]	780,000	754,133
Commercial Mortgage Pass Through Certificates
Series 2012-CR3, Class XA 1.884%, 10/15/45 [10,11]	1,542,620	111,361
Series 2013-CR10, Class XA 0.881%, 08/10/46 [10,11]	19,943,207	588,706
Series 2014-CR20, Class C 4.504%, 11/10/47 [10]	300,000	301,513
Series 2015-CR23, Class D 4.254%, 05/10/48 [10]	350,000	301,160
Series 2015-CR25, Class C 4.545%, 08/10/48 [10]	470,000	477,306
Series 2015-CR26, Class B 4.493%, 10/10/48 [10]	600,000	625,093
Series 2015-CR26, Class XA 1.039%, 10/10/48 [10,11]	8,266,327	467,806
Series 2015-LC23, Class C 4.646%, 10/10/48 [10]	585,000	583,436
Series 2016-CR28, Class C 4.647%, 02/10/49 [10]	807,000	831,889
Core Industrial Trust
Series 2015-CALW, Class D 3.850%, 02/10/34[1,10]	500,000	502,494

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Mortgage-Backed Securities - 16.5% (continued)
Countrywide Alternative Loan Trust
Series 2005-86CB, Class A5 5.500%, 02/25/36	$878,056	$788,051
Series 2006-J1, Class 2A1 7.000%, 02/25/36	449,887	189,163
Countrywide Home Loan Mortgage Pass Through Trust
Series 2005-HYB8, Class 4A1 3.365%, 12/20/35 [10]	422,291	407,480
Series 2007-14, Class A15 6.500%, 09/25/37	1,042,691	981,260
Series 2007-2, Class A13 6.000%, 03/25/37	387,621	342,217
Series 2007-7, Class A4 5.750%, 06/25/37	73,750	67,835
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-9, Class 5A9 5.500%, 10/25/35	1,208,290	1,098,081
Credit Suisse Mortgage Capital Certificates
Series 2007-1, Class 5A4 6.000%, 02/25/37	627,084	575,857
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class XA 1.808%, 01/15/49[10,11]	6,954,550	711,638
CSMC Trust
Series 2013-IVR4, Class A11 3.483%, 07/27/43 [1,10]	2,948,823	2,891,006
Series 2013-IVR4, Class A2 3.000%, 07/25/43 [1,10]	2,948,823	2,843,253
Series 2017-CHOP, Class D (1-Month LIBOR plus 1.900%), 3.459%, 07/15/32 (02/15/18)[1,2]	261,000	261,430
Series 2017-CHOP, Class E (1-Month LIBOR plus 3.300%), 4.859%, 07/15/32 (02/15/18)[1,2]	261,000	262,042
DBJPM
Series 2016-C1, Class C 3.351%, 05/10/49 [10]	534,000	503,821
Series 2016-C1, Class XA 1.496%, 05/10/49 [10,11]	7,655,615	692,309
Fannie Mae-Aces
Series 2016-M3, Class A2 2.702%, 02/25/26	757,000	738,250
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA4, Class 1A6 5.500%, 06/25/35	2,154,443	2,057,054
Series 2006-AA7, Class A1 3.280%, 01/25/37 [10]	2,339,174	2,131,832
First Horizon Mortgage Pass Through Trust
Series 2006-2, Class 1A3 6.000%, 08/25/36	1,135,429	1,026,768

	Principal Amount	Value
FirstKey Mortgage Trust
Series 2014-1, Class A8 3.500%, 11/25/44[1,10]	$4,019,612	$4,025,127
FREMF Mortgage Trust
Series 2016-KF22, Class B (1-Month LIBOR plus 5.050%), 6.614%, 07/25/23 (02/25/18)[1,2]	330,000	333,250
Great Wolf Trust
Series 2017-WOLF, Class D (1-Month LIBOR plus 2.100%), 3.809%, 09/15/34 (02/15/18)[1,2]	274,000	275,405
Series 2017-WOLF, Class E (1-Month LIBOR plus 3.100%), 4.809%, 09/15/34 (02/15/18)[1,2]	425,000	429,255
Series 2017-WOLF, Class F (1-Month LIBOR plus 4.070%), 5.779%, 09/15/34 (02/15/18)[1,2]	226,000	228,522
GS Mortgage Securities Trust
Series 2014-GC26, Class C 4.510%, 11/10/47 [10]	391,000	388,567
Series 2014-GC26, Class D 4.510%, 11/10/47 [1,10]	1,500,000	1,321,195
Series 2015-GC34, Class XA 1.356%, 10/10/48 [10,11]	6,402,685	489,045
Series 2015-GS1, Class XA 0.822%, 11/10/48 [10,11]	10,645,210	539,823
Series 2016-GS2, Class XA 1.666%, 05/10/49 [10,11]	7,310,469	705,532
Series 2017-GS7, Class XA 1.141%, 08/10/50 [10,11]	10,363,685	852,590
GSR Mortgage Loan Trust
Series 2006-2F, Class 2A17 5.750%, 02/25/36	2,808,703	2,719,937
Series 2006-AR1, Class 3A1 3.812%, 01/25/36 [10]	296,159	289,305
HSI Asset Loan Obligation Trust
Series 2007-2, Class 1A1 5.500%, 09/25/37	16,181	15,630
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2017-MAUI, Class C (1-Month LIBOR plus 1.250%), 2.803%, 07/15/34 (02/15/18)[1,2]	223,000	223,827
Series 2017-MAUI, Class D (1-Month LIBOR plus 1.950%), 3.503%, 07/15/34 (02/15/18)[1,2]	209,000	210,242
Series 2017-MAUI, Class E (1-Month LIBOR plus 2.950%), 4.503%, 07/15/34 (02/15/18)[1,2]	185,000	186,596
Series 2017-MAUI, Class F (1-Month LIBOR plus 3.750%), 5.303%, 07/15/34 (02/15/18)[1,2]	260,000	262,757
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-A2, Class 2A1 3.413%, 04/25/36 [10]	1,865,938	1,852,023

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Mortgage-Backed Securities - 16.5% (continued)
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP8, Class X 0.307%, 05/15/45 [10,11]	$45,093	$0
Series 2006-LDP9, Class AM 5.372%, 05/15/47	172,572	172,865
Series 2007-LDPX, Class AM 5.464%, 01/15/49 [10]	274,869	276,066
Series 2011-C4, Class XA 1.353%, 07/15/46 [1,10,11]	776,291	9,618
Series 2012-C8, Class XA 1.798%, 10/15/45 [10,11]	1,692,066	111,497
Series 2012-CBX, Class XA 1.653%, 06/15/45 [10,11]	644,709	28,412
Series 2014-DSTY, Class A 3.429%, 06/10/27 [1]	300,000	301,263
Series 2015-JP1, Class XA 1.136%, 01/15/49 [10,11]	8,284,654	432,352
Series 2016-JP2, Class B 3.460%, 08/15/49	320,000	312,927
Series 2016-JP2, Class C 3.794%, 08/15/49 [10]	246,000	240,344
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18, Class XA 1.026%, 02/15/47 [10,11]	5,617,719	213,254
Series 2014-C21, Class C 4.662%, 08/15/47 [10]	300,000	299,632
Series 2014-C21, Class XA 1.066%, 08/15/47 [10,11]	3,635,613	187,345
Series 2014-C23, Class C 4.458%, 09/15/47 [10]	330,824	338,456
Series 2014-C25, Class C 4.446%, 11/15/47 [10]	450,000	451,118
Series 2014-C25, Class XA 0.966%, 11/15/47 [10,11]	6,377,754	289,789
Series 2014-C26, Class XA 1.130%, 01/15/48 [10,11]	5,134,882	241,416
Series 2015-C27, Class D 3.844%, 02/15/48 [1,10]	263,000	211,505
Series 2015-C27, Class XA 1.353%, 02/15/48 [10,11]	4,340,091	255,504
Series 2015-C28, Class XA 1.179%, 10/15/48 [10,11]	7,855,781	399,199
Series 2015-C32, Class C 4.668%, 11/15/48 [10]	650,000	652,731
Series 2015-C33, Class C 4.618%, 12/15/48 [10]	670,000	693,253
Series 2016-C1, Class C 4.747%, 03/15/49 [10]	755,000	786,808
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class XA 1.702%, 06/15/49[10,11]	7,670,143	689,792
Lehman XS Trust
Series 2007-12N, Class 1A3A (1-Month LIBOR plus 0.200%), 1.752%, 07/25/47 (02/26/18)[2]	6,957,320	6,468,584

	Principal Amount	Value
LSTAR Commercial Mortgage Trust
Series 2016-4, Class C 4.549%, 03/10/49[1,10]	$588,000	$538,823
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class XA 1.478%, 08/15/45 [1,10,11]	698,637	36,453
Series 2014-C14, Class XA 1.160%, 02/15/47 [10,11]	5,547,234	202,866
Series 2014-C18, Class C 4.489%, 10/15/47 [10]	300,000	295,209
Series 2014-C19, Class C 4.000%, 12/15/47	413,500	393,996
Series 2015-C25, Class C 4.528%, 10/15/48 [10]	785,000	799,242
Series 2015-C26, Class D 3.060%, 10/15/48 [1]	800,000	645,939
Series 2015-C27, Class C 4.534%, 12/15/47 [10]	80,000	76,453
Series 2016-C28, Class XA 1.280%, 01/15/49 [10,11]	8,428,745	618,238
Series 2016-C29, Class C 4.752%, 05/15/49 [10]	844,000	882,470
Series 2016-C32, Class A4 3.720%, 12/15/49	787,000	810,085
Morgan Stanley Capital I Trust
Series 2007-HQ11, Class AJ 5.508%, 02/12/44 [10]	110,626	110,475
Series 2007-IQ16, Class AMA 6.116%, 12/12/49 [10]	7,339	7,333
Series 2011-C1, Class XA 0.397%, 09/15/47 [1,10,11]	511,474	4,494
Series 2014-CPT, Class E 3.446%, 07/13/29 [1,10]	250,000	247,437
Series 2014-MP, Class D 3.693%, 08/11/33 [1,10]	350,000	349,919
Series 2015-XLF2, Class AFSC (1-Month LIBOR plus 3.000%), 4.554%, 08/15/26 (02/15/18)[1,2]	588,000	585,993
Series 2016-UB11, Class XA 1.662%, 08/15/49 [10,11]	2,826,943	268,273
Series 2017-PRME, Class D (1-Month LIBOR plus 3.400%), 4.959%, 02/15/34 (02/15/18)[1,2]	697,000	699,984
Morgan Stanley Mortgage Loan Trust
Series 2005-3AR, Class 2A2 3.222%, 07/25/35 [10]	516,421	479,544
Series 2005-9AR, Class 2A 3.568%, 12/25/35 [10]	4,943,417	4,710,422
Series 2007-14AR, Class 1A3 3.657%, 10/25/37 [10]	1,119,884	1,015,133
MSCG Trust
Series 2016-SNR, Class C 5.205%, 11/15/34[1]	946,000	953,958
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2005-AP3, Class A3 5.318%, 08/25/35[10]	223,987	156,353

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Mortgage-Backed Securities - 16.5% (continued)
PR Mortgage Loan Trust
Series 2014-1, Class APT 5.915%, 10/25/49[1,10]	$2,174,398	$1,937,053
RALI Trust
Series 2005-QA10, Class A31 4.307%, 09/25/35 [10]	1,065,328	902,466
Series 2006-QO10, Class A1 (1-Month LIBOR plus 0.160%), 1.721%, 01/25/37 (02/26/18)[2]	6,743,344	6,376,344
Series 2006-QS7, Class A2 6.000%, 06/25/36	3,190,853	2,946,297
Residential Asset Securitization Trust
Series 2006-A6, Class 1A1 6.500%, 07/25/36	206,811	122,187
Series 2007-A1, Class A8 6.000%, 03/25/37	407,449	293,217
Sequoia Mortgage Trust
Series 2013-1, Class 2A1 1.855%, 02/25/43[10]	1,323,224	1,239,321
Structured Adjustable Rate Mortgage Loan Trust
Series 2006-1, Class 2A2 3.464%, 02/25/36[10]	162,645	164,725
UBS Commercial Mortgage Trust
Series 2017-C6, Class C 4.454%, 12/15/50[10]	934,000	945,253
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class XA 1.890%, 08/10/49[1,10,11]	1,528,541	108,814
Wachovia Bank Commercial Mortgage Trust
Series 2006-C26, Class AM 5.997%, 06/15/45 [10]	132,829	133,432
Series 2006-C28, Class AJ 5.632%, 10/15/48 [10]	250,764	254,374
Series 2007-C33, Class AJ 6.012%, 02/15/51 [10]	300,000	307,125
Series 2007-C33, Class AM 6.012%, 02/15/51 [10]	296,796	304,735
Washington Mutual Mortgage Pass Through Certificates WMALT Trust
Series 2005-8, Class 2CB1 5.500%, 10/25/35	1,448,959	1,423,999
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class D 3.938%, 08/15/50 [1]	725,000	599,216
Series 2014-LC18, Class B 3.959%, 12/15/47	512,000	511,671
Series 2015-C26, Class D 3.586%, 02/15/48 [1]	471,800	376,625
Series 2015-C28, Class C 4.132%, 05/15/48 [10]	400,000	391,003
Series 2015-C31, Class C 4.610%, 11/15/48 [10]	585,000	587,060
Series 2015-C31, Class XA 1.093%, 11/15/48 [10,11]	8,345,233	517,714

	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust
Series 2015-LC22, Class C 4.542%, 09/15/58 [10]	$480,000	$474,287
Series 2015-NXS1, Class XA 1.174%, 05/15/48 [10,11]	4,391,739	246,388
Series 2015-NXS3, Class C 4.638%, 09/15/57 [10]	610,000	615,447
Series 2016-C32, Class C 4.721%, 01/15/59 [10]	558,000	545,968
Series 2016-C33, Class C 3.896%, 03/15/59	517,000	500,935
Series 2016-C33, Class XA 1.797%, 03/15/59 [10,11]	5,277,861	521,517
Series 2016-NXS6, Class XA 1.653%, 11/15/49 [10,11]	6,268,603	591,070
Series 2017-C39, Class XA 1.146%, 09/15/50 [10,11]	13,774,279	1,107,043
Series 2017-C41, Class B 4.188%, 11/15/50 [10]	951,000	959,221
Series 2017-C41, Class C 4.513%, 11/15/50 [10]	1,238,000	1,240,790
Wells Fargo Mortgage Backed Securities Trust
Series 2007-13, Class A6 6.000%, 09/25/37	177,966	179,401
Series 2007-8, Class 1A16 6.000%, 07/25/37	184,125	185,093
WFRBS Commercial Mortgage Trust
Series 2012-C8, Class XA 1.850%, 08/15/45 [1,10,11]	712,906	46,772
Series 2012-C9, Class XA 1.961%, 11/15/45 [1,10,11]	1,197,402	82,802
Series 2014-C21, Class XA 1.125%, 08/15/47 [10,11]	6,112,861	302,627
Total Mortgage-Backed Securities (Cost $119,017,679)		115,839,021
Municipal Bond - 0.1%
North Texas Municipal Water District Water System Revenue GO 5.000%, 09/01/35	380,000	441,165
Total Municipal Bond (Cost $431,081)		441,165
U.S. Government and Agency Obligations - 32.8%
Fannie Mae - 8.2%
Fannie Mae,
3.000%, 03/01/45 to 04/01/45	6,804,767	6,679,711
3.500%, 12/01/31 to 03/01/46	9,712,833	9,864,813
4.000%, 09/01/31 to 06/01/42	413,370	427,746
4.500%, 03/01/42	82,189	85,406
Fannie Mae REMICS,
Series 2007-57, Class SX (6.620% minus 1-Month LIBOR, Cap 6.620%, Floor 0.000%), 5.059%, 10/25/36[2,11]	137,947	20,496
Series 2009-86, Class CI (5.800% minus 1-Month LIBOR, Cap 5.800%, Floor 0.000%), 4.239%, 09/25/36[2,11]	181,825	18,658

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Fannie Mae - 8.2% (continued)
Fannie Mae REMICS,
Series 2010-156, Class ZC 4.000%, 01/25/41	$350,200	$348,664
Series 2011-121, Class JP 4.500%, 12/25/41	158,593	165,429
Series 2011-18, Class UZ 4.000%, 03/25/41	527,248	553,010
Series 2012-105, Class Z 3.500%, 10/25/42	1,204,898	1,183,722
Series 2012-127, Class PA 2.750%, 11/25/42	1,778,421	1,739,730
Series 2012-20, Class ZT 3.500%, 03/25/42	4,427,027	4,375,199
Series 2012-31, Class Z 4.000%, 04/25/42	1,893,469	1,951,558
Series 2013-5, Class EZ 2.000%, 08/25/42	6,953,513	6,179,970
Series 2013-8, Class Z 3.000%, 02/25/43	5,532,629	5,221,540
Series 2014-73, Class CZ 3.000%, 11/25/44	5,511,387	5,030,680
Series 2015-9, Class HA 3.000%, 01/25/45	5,273,554	5,266,013
Series 2015-95, Class AP 3.000%, 08/25/42	3,522,394	3,523,014
Series 2016-24, Class NZ 3.000%, 05/25/46	5,733,645	5,209,292
Total Fannie Mae		57,844,651
Freddie Mac - 5.4%
Freddie Mac Gold,
3.000%, 07/01/45 to 08/01/45	7,151,541	7,020,039
3.500%, 10/01/42 to 02/01/45	5,363,266	5,423,913
4.000%, 10/01/41	136,850	139,440
5.000%, 07/01/35	22,578	24,400
5.500%, 12/01/38	6,297	6,909
Freddie Mac Multifamily Structured Pass Through Certificates,
Series K050, Class A2 3.334%, 08/25/25[10]	569,000	583,754
Series K053, Class A2 2.995%, 12/25/25	766,000	767,375
Series K054, Class A2 2.745%, 01/25/26	831,000	817,370
Series K722, Class X1 1.311%, 03/25/23[10,11]	5,435,163	291,985
Freddie Mac REMICS,
Series 2909, Class Z 5.000%, 12/15/34	313,151	337,890
Series 3301, Class MS (6.100% minus 1-Month LIBOR, Cap 6.100%, Floor 0.000%), 4.541%, 04/15/37[2,11]	81,877	11,129
Series 3382, Class SB (6.000% minus 1-Month LIBOR, Cap 6.000%, Floor 0.000%), 4.441%, 11/15/37[2,11]	29,611	2,874
Series 3384, Class S (6.390% minus 1-Month LIBOR, Cap 6.390%, Floor 0.000%), 4.831%, 11/15/37[2,11]	35,024	3,573

	Principal Amount	Value
Freddie Mac REMICS,
Series 3500, Class SA (5.520% minus 1-Month LIBOR, Cap 5.520%, Floor 0.000%), 3.961%, 01/15/39[2,11]	$95,576	$8,093
Series 3626, Class AZ 5.500%, 08/15/36	145,241	154,009
Series 3738, Class BP 4.000%, 12/15/38	843,434	867,627
Series 3792, Class SE (9.860% minus 2 times 1-Month LIBOR, Cap 9.860%, Floor 0.000%), 6.741%, 01/15/41[2]	903,022	879,164
Series 3795, Class VZ 4.000%, 01/15/41	132,251	135,437
Series 3872, Class BA 4.000%, 06/15/41	39,156	39,380
Series 3888, Class ZG 4.000%, 07/15/41	220,336	227,513
Series 3894, Class ZA 4.500%, 07/15/41	390,711	403,114
Series 3957, Class DZ 3.500%, 11/15/41	471,598	468,977
Series 3957, Class HZ 4.000%, 11/15/41	575,652	582,392
Series 4016, Class KZ 4.000%, 03/15/42	2,272,162	2,334,516
Series 4075, Class S (5.500% minus 1-Month LIBOR, Cap 5.500%, Floor 0.000%), 3.941%, 07/15/42[2,11]	3,867,965	434,946
Series 4215, Class KC 2.250%, 03/15/38	2,358,178	2,340,781
Series 4316, Class BZ 3.000%, 03/15/44	3,365,137	3,075,332
Series 4323, Class GA 3.000%, 06/15/40	2,216,876	2,233,865
Series 4511, Class QA 3.000%, 01/15/41	3,339,177	3,328,011
Series 4750, Class PA 3.000%, 07/15/46	4,986,751	4,961,503
Total Freddie Mac		37,905,311
Ginnie Mae - 0.3%
Ginnie Mae,
Series 2004-35, Class SA (32.500% minus 6.5 times 1-Month LIBOR, Cap 32.500%, Floor 0.000%), 22.352%, 03/20/34[2]	23,577	37,721
Series 2008-69, Class SB (7.630% minus 1-Month LIBOR, Cap 7.630%, Floor 0.000%), 6.069%, 08/20/38[2,11]	279,618	49,609
Series 2009-32, Class ZE 4.500%, 05/16/39	312,123	330,127
Series 2009-35, Class DZ 4.500%, 05/20/39	349,398	367,931
Series 2009-75, Class GZ 4.500%, 09/20/39	368,845	382,435
Series 2010-98, Class IA 5.773%, 03/20/39[10,11]	81,404	8,691
Series 2011-89, Class SA (5.450% minus 1-Month LIBOR, Cap 5.450%, Floor 0.000%), 3.889%, 06/20/41[2,11]	638,231	70,477

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Ginnie Mae - 0.3% (continued)
Ginnie Mae,
Series 2014-156, Class PS (6.250% minus 1-Month LIBOR, Cap 6.250%, Floor 0.000%), 4.689%, 10/20/44[2,11]	$2,562,774	$386,477
Series 2014-5, Class PS (6.150% minus 1-Month LIBOR, Cap 6.150%, Floor 0.000%), 4.589%, 07/20/43[2,11]	2,449,765	299,511
Total Ginnie Mae		1,932,979
U.S. Treasury Obligations - 18.9%
U.S. Treasury Bonds,
2.750%, 11/15/42	7,710,000	7,487,133
2.875%, 11/15/46	5,450,000	5,380,065
U.S. Treasury Note,
1.750%, 03/31/22	6,870,000	6,680,673
U.S. Treasury Notes,
0.750%, 08/31/18 to 02/15/19	8,830,000	8,724,505
1.125%, 01/15/19 to 01/31/19	9,830,000	9,755,157
1.250%, 10/31/21	7,000,000	6,710,566
1.750%, 11/30/21	6,850,000	6,682,630
1.875%, 01/31/22 to 08/31/24	14,260,000	13,815,074
2.000%, 12/31/21	6,780,000	6,671,282
2.125%, 09/30/24	6,910,000	6,688,799
2.250%, 10/31/24 to 11/15/27	26,530,000	25,569,178
2.375%, 05/15/27	2,740,000	2,663,366
2.875%, 08/15/45	8,110,000	8,016,545
3.625%, 08/15/43	4,730,000	5,329,380
United States Treasury Inflation Indexed Bonds,
0.125%, 04/15/22	9,737,088	9,598,421
0.375%, 07/15/27	2,692,375	2,643,563
Total U.S. Treasury Obligations		132,416,337
Total U.S. Government and Agency Obligations (Cost $235,952,373)		230,099,278
Foreign Government Obligations - 3.6%
Banco de Costa Rica (Costa Rica)
5.250%, 08/12/18	300,000	302,310
Banco Latinoamericano de Comercio Exterior S.A. (Panama)
3.250%, 05/07/20	350,000	352,625
Chile Government International Bond (Chile)
2.250%, 10/30/22	150,000	146,100
3.125%, 03/27/25	1,200,000	1,210,800
3.125%, 01/21/26	2,300,000	2,309,200
Costa Rica Government (Costa Rica)
9.995%, 08/01/20	500,000	567,500
Export-Import Bank of India (India)
3.125%, 07/20/21	700,000	700,586
4.000%, 01/14/23	800,000	822,198
Fondo MIVIVIENDA SA (Peru)
3.500%, 01/31/23	300,000	301,530
Indonesia Government International Bond (Indonesia)
4.875%, 05/05/21	1,100,000	1,166,165

	Principal Amount	Value
Israel Government International Bond (Israel)
2.875%, 03/16/26	$1,100,000	$1,075,239
3.150%, 06/30/23	1,000,000	1,007,514
4.000%, 06/30/22	900,000	941,190
Malaysia Sovereign Sukuk Bhd (Malaysia)
3.043%, 04/22/25	1,200,000	1,189,464
Malaysia Sukuk Global Bhd (Malaysia)
3.179%, 04/27/26	750,000	742,738
Mexico Government International Bond (Mexico)
3.750%, 01/11/28	1,010,000	992,072
4.000%, 10/02/23	750,000	776,625
4.125%, 01/21/26	1,575,000	1,624,219
4.150%, 03/28/27[3]	1,481,000	1,518,395
Panama Government International Bond (Panama)
3.875%, 03/17/28	300,000	312,000
4.000%, 09/22/24	1,200,000	1,266,600
Perusahaan Penerbit SBSN Indonesia III (Indonesia)
4.150%, 03/29/27[1]	1,200,000	1,225,500
4.150%, 03/29/27	800,000	817,000
Philippine Government International Bond (Philippines)
4.200%, 01/21/24	2,300,000	2,456,037
S.P.A.RC EM SPC Panama Metro Line 2 SP (Cayman Islands)
0.000%, 12/05/22[1,4]	1,396,000	1,291,300
Total Foreign Government Obligations (Cost $25,264,469)		25,114,907

	Shares
Investment Companies - 4.5%
DoubleLine Floating Rate Fund, Class I12	1,387,777	13,836,137
DoubleLine Global Bond Fund, Class I12	1,687,433	17,988,034
Total Investment Companies (Cost $31,510,569)		31,824,171

	Principal
	Amount
Short-Term Investments - 7.1%
Joint Repurchase Agreements - 0.5%[13]
Citibank N.A., dated 01/31/18, due 02/01/18, 1.320% total to be received $392,025 (collateralized by various U.S. Government Agency Obligations, 0.375% - 8.750%, 01/31/19 - 09/09/49, totaling $399,851)	$392,011	392,011
Daiwa Capital Markets America, dated 01/31/18, due 02/01/18, 1.350% total to be received $1,000,038 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 02/15/18 - 12/01/51, totaling $1,019,973)	1,000,000	1,000,000

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Joint Repurchase Agreements - 0.5% (continued)
Jefferies LLC, dated 01/31/18, due 02/01/18, 1.460% total to be received $1,000,041 (collateralized by various U.S. Government Agency Obligations, 2.500% - 4.436%, 12/01/26 - 12/20/67, totaling $1,020,000)	$1,000,000	$1,000,000
Nomura Securities International, Inc., dated 01/31/18, due 02/01/18, 1.360% total to be received $1,000,038 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 02/16/18 - 12/20/67, totaling $1,020,000)	1,000,000	1,000,000
Total Joint Repurchase Agreements		3,392,011
U.S. Government Obligations - 1.1%
United States Treasury Bill, 1.286%, 03/08/18[14]	3,490,000	3,485,604

	Principal Amount	Value
United States Treasury Bill, 1.504%, 06/07/18[14]	$4,430,000	$4,407,052
Total U.S. Government Obligations		7,892,656

	Shares
Other Investment Companies - 5.5%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.21%[15,16]	38,761,196	38,761,196
Total Short-Term Investments (Cost $50,046,384)		50,045,863
Total Investments - 101.0% (Cost $717,782,920)		709,082,790
Other Assets, less Liabilities - (1.0)%		(7,322,365)
Net Assets - 100.0%		$701,760,425

#	Less than 0.05%.
*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At January 31, 2018, the value of these securities amounted to $140,050,755 or 20.0% of net assets.
[2]	Variable rate security. The rate shown is based on the latest available information as of January 31, 2018.
[3]	Some or all of these securities, amounting to $3,270,704 or 0.5% of net assets, were out on loan to various brokers.
[4]	Zero Coupon Bond.
[5]	Perpetuity Bond. The date shown is the final call date.
[6]	All or part of the security is delayed delivery transaction. The market value for delayed delivery security at January 31, 2018, amounted to $4,840,766, or 0.7% of net assets.
[7]	Security is in default. Issuer has failed to make a timely payment of either principal or either interest or has failed to comply with some provision of the bond indenture.
[8]	Payment-in-Kind Security: The security may pay interest in additional principal and/or in cash. Rates shown are the current rate and possible payment rates.
[9]	Step Coupon. Security becomes interest bearing at a future date.
[10]	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[11]	Interest only security. This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
[12]	Affiliated issuer. See summary of affiliated investment transaction for details.
[13]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[14]	Represents yield to maturity at January 31, 2018.
[15]	Yield shown represents the January 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[16]	Some of this security has been pledged as collateral for delayed delivery securities.

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
EMTN	European Medium Term Note
GMTN	Global Medium-Term Notes
GO	General Obligation
GSR	Goldman Sachs REMIC
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium-Term Note
PIK	Payment-in-Kind
REMICS	Real Estate Mortgage Investment Conduit

Affiliated Issuers	Number of shares	Purchases	Sales	Net realized gain (loss) for the period	Net increase (decrease) in unrealized appreciation (depreciation) for the period	Amount of Dividends or Interest	Value
DoubleLine Floating Rate Fund	1,387,777	$2,200,000	—	—	$41,633	$126,709	$13,836,137
DoubleLine Global Bond Fund	1,687,433	—	—	—	371,235	94,529	17,988,034

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of January 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$322,106	—	—	$322,106
Corporate Bonds and Notes††	—	$193,498,123	—	193,498,123
Asset-Backed Securities	—	61,898,156	—	61,898,156
Mortgage-Backed Securities	—	115,839,021	—	115,839,021
Municipal Bond	—	441,165	—	441,165
U.S. Government and Agency Obligations††	—	230,099,278	—	230,099,278
Foreign Government Obligations	—	25,114,907	—	25,114,907
Investment Companies	31,824,171	—	—	31,824,171
Short-Term Investments
Joint Repurchase Agreements	—	3,392,011	—	3,392,011
U.S. Government Obligations	—	7,892,656	—	7,892,656
Other Investment Companies	38,761,196	—	—	38,761,196

Total Investments in Securities	$70,907,473	$638,175,317	—	$709,082,790

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.
††	All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of January 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

AMG Managers Lake Partners LASSO Alternatives Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2018

	Shares	Value
Investment Companies - 81.6%
Long/Short Strategies - 28.6%
361 Global Long/Short Equity Fund, Class Y	177,677	$2,148,113
Balter European L/S Small Cap Fund, Institutional Class	128,359	1,486,399
Boston Partners Long/Short Equity Fund, Institutional Class*	94,364	2,150,553
Diamond Hill Long-Short Fund, Class I	107	2,888
FPA Crescent Fund	60,461	2,168,128
Neuberger Berman US Equity Index PutWrite Strategy Fund, Institutional Class	192,707	2,117,852
Otter Creek Long/Short Opportunity Fund, Institutional Class*	186,529	2,215,969
Total Long/Short Strategies		12,289,902
Managed Futures - 15.3%
361 Global Managed Futures Strategy Fund, Institutional Class	192,202	2,146,902
Abbey Capital Futures Strategy Fund, Class I*	180,549	2,204,504
Credit Suisse Managed Futures Strategy Fund, Class I*	197,426	2,244,740
Total Managed Futures		6,596,146
Strategic Fixed Income - 14.7%
Metropolitan West Unconstrained Bond Fund, Class I	264,424	3,149,294
PIMCO Mortgage Opportunities Fund, Institutional Class	288,540	3,179,707
Total Strategic Fixed Income		6,329,001
Arbitrage - 12.6%
Calamos Market Neutral Income Fund, Class I	245,744	3,256,104
Kellner Merger Fund, Institutional Class*	99,896	1,080,873
Touchstone Arbitrage Fund, Institutional Class	108,403	1,072,101
Total Arbitrage		5,409,078

*	Non-income producing security.
[1]	Yield shown represents the January 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

	Shares	Value
Global Macro - 10.4%
BlackRock Total Factor Fund, Institutional Class	116,054	$1,197,679
Western Asset Macro Opportunities Fund, Class IS	283,825	3,272,498
Total Global Macro		4,470,177
Total Investment Companies (cost $ 33,219,758)		35,094,304
Exchange Traded Funds - 16.7%
Long/Short Strategies - 11.3%
ProShares Large Cap Core Plus	37,835	2,647,693
WisdomTree Dynamic Long/Short U.S. Equity Fund	64,925	2,197,711
Total Long/Short Strategies		4,845,404
Hedged International Equity - 5.4%
Wisdomtree Dynamic Currency Hedged International Equity Fund, Institutional Class	74,260	2,333,992
Total Exchange Traded Funds (cost $ 6,077,659)		7,179,396
Short-Term Investments - 2.3%
Other Investment Companies - 2.3%
Money Market Fund - 2.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.27%[1] (cost $1,019,858)	1,019,858	1,019,858
Total Investments - 100.6% (cost $40,317,275)		$43,293,558
Other Assets, less Liabilities - (0.6%)		(278,064)
Net Assets - 100.0%		$43,015,494

AMG Managers Lake Partners LASSO Alternatives Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of January 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Investment Companies†	$35,094,304	—	—	$35,094,304
Exchange Traded Funds†	7,179,396	—	—	7,179,396
Short-Term Investments	1,019,858	—	—	1,019,858

Total Investments in Securities	$43,293,558	—	—	$43,293,558

†	All investment companies and exchange traded funds held in the Fund are level 1 securities. For a detailed breakout of investment companies and exchange traded funds, please refer to the Fund’s Schedule of Portfolio Investments.

As of January 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

AMG River Road Long-Short Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2018

	Shares	Value
Long Positions - 151.7%
Common Stocks - 95.7%
Consumer Discretionary - 31.9%
Advance Auto Parts, Inc.[1]	7,904	$924,689
Asbury Automotive Group, Inc.*,1	11,896	864,244
Biglari Holdings, Inc.*	1,227	506,371
Comcast Corp., Class A1	46,998	1,998,825
Liberty Latin America, Ltd., Class C (Bermuda)*,1	37,761	856,042
Liberty Media Corp.-Liberty SiriusXM, Class C*,1	31,478	1,410,529
Liberty Ventures, Class A*,1	31,009	1,827,360
Papa John’s International, Inc.[1]	6,758	438,527
Quebecor, Inc., Class B (Canada)	27,446	535,532
Starbucks Corp.[1]	22,301	1,266,920
The TJX Cos., Inc.[1]	13,336	1,071,147
Total Consumer Discretionary		11,700,186
Consumer Staples - 9.6%
Casey’s General Stores, Inc.[1]	8,197	992,739
Hostess Brands, Inc.*,1	79,700	1,099,860
Nestle SA, Sponsored ADR (Switzerland)[1]	16,561	1,430,870
Total Consumer Staples		3,523,469
Energy - 3.7%
Baker Hughes, a GE Co.[1]	23,521	756,200
Marathon Petroleum Corp.	8,766	607,221
Total Energy		1,363,421
Financials - 20.6%
Axis Capital Holdings, Ltd. (Bermuda)[1]	17,859	902,415
Berkshire Hathaway, Inc., Class B*,1	8,456	1,812,797
The Blackstone Group LP, MLP [1]	34,283	1,253,044
Brookfield Asset Management, Inc., Class A (Canada)[1]	27,687	1,159,255
Oaktree Capital Group LLC, MLP [1]	24,202	1,110,872
Oaktree Specialty Lending Corp.[1]	111,892	552,746
Wells Fargo & Co.[1]	11,611	763,772
Total Financials		7,554,901
Health Care - 9.8%
DaVita, Inc.*	7,340	572,814
McKesson Corp.[1]	12,581	2,124,679
Premier, Inc., Class A*,1	27,322	886,599
Total Health Care		3,584,092
Industrials - 5.9%
General Electric Co.[1]	54,224	876,802
Nielsen Holdings PLC[1]	34,307	1,283,425
Total Industrials		2,160,227

	Shares	Value
Information Technology - 7.5%
Alphabet, Inc., Class C*,1	1,265	$1,479,974
Conduent, Inc.*,1	55,197	905,231
EVERTEC, Inc. (Puerto Rico)[1]	24,040	376,226
Total Information Technology		2,761,431
Real Estate - 6.7%
Alexander & Baldwin, Inc.[1]	37,662	998,811
Realogy Holdings Corp., REIT	19,565	538,233
Ventas, Inc., REIT [1]	16,140	903,356
Total Real Estate		2,440,400
Total Common Stocks (Cost $31,141,666)		35,088,127
Short-Term Investments - 56.0%
Other Investment Companies - 56.0%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.21%[2]	17,262,440	17,262,440
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.27%[2]	3,291,122	3,291,122
Total Short-Term Investments (Cost $20,553,562)		20,553,562
Total Investments - 151.7% (Cost $51,695,228)		55,641,689
Short Sales - (33.0%)
Common Stocks - (31.7%)
Consumer Discretionary - (9.8%)
Acushnet Holdings Corp.	(7,994)	(171,471)
The Cato Corp., Class A	(10,790)	(128,185)
Cooper Tire & Rubber Co.	(6,535)	(255,519)
Dave & Buster’s Entertainment, Inc. *	(5,654)	(265,738)
Foot Locker, Inc.	(7,198)	(353,782)
IMAX Corp. (Canada)*	(8,385)	(166,442)
La-Z-Boy, Inc.	(5,282)	(159,252)
Leggett & Platt, Inc.	(7,600)	(353,476)
The Michaels Co., Inc. *	(6,647)	(178,605)
The New York Times Co., Class A	(7,907)	(183,838)
Party City Holdco, Inc. *	(26,718)	(387,411)
Service Corp International	(6,912)	(276,273)
Tesla, Inc. *	(1,087)	(385,135)
WideOpenWest, Inc. *	(31,006)	(317,501)
Total Consumer Discretionary		(3,582,628)
Consumer Staples - (1.5%)
Conagra Brands, Inc.	(10,103)	(383,914)

AMG River Road Long-Short Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Consumer Staples - (1.5%) (continued)
Energizer Holdings, Inc.	(3,062)	$(178,270)
Total Consumer Staples		(562,184)
Energy - (0.9%)
Core Laboratories, N.V. (Netherlands)	(2,967)	(339,128)
Financials - (2.4%)
Mercury General Corp.	(9,493)	(464,682)
Popular, Inc. (Puerto Rico)	(9,784)	(397,622)
Total Financials		(862,304)
Health Care - (0.3%)
Mallinckrodt PLC *	(6,310)	(113,959)
Industrials - (5.9%)
ACCO Brands Corp. *	(26,445)	(313,373)
American Airlines Group, Inc.	(7,531)	(409,084)
Ennis, Inc.	(18,322)	(364,608)
Matthews International Corp., Class A	(5,138)	(287,728)
Quad/Graphics, Inc.	(18,198)	(402,540)
Snap-on, Inc.	(2,339)	(400,694)
Total Industrials		(2,178,027)
Information Technology - (3.2%)
HP, Inc.	(11,802)	(275,223)
International Business Machines Corp.	(3,315)	(542,665)
Stratasys, Ltd. *	(16,465)	(352,186)
Total Information Technology		(1,170,074)
Materials - (1.6%)
Ball Corp.	(8,775)	(335,907)

*	Non-income producing security.
[1]	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. As of January 31, 2018, value of securities held in the segregated account was $34,569,010.
[2]	Yield shown represents the January 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

	Shares	Value
Domtar Corp.	(5,215)	$(267,842)
Total Materials		(603,749)
Real Estate - (1.9%)
Boardwalk Real Estate Investment Trust, REIT (Canada)	(9,964)	(360,486)
Canadian Apartment Properties, REIT (Canada)	(11,904)	(349,958)
Total Real Estate		(710,444)
Telecommunication Services - (3.2%)
AT&T, Inc.	(17,991)	(673,763)
Consolidated Communications Holdings, Inc.	(12,385)	(154,193)
Sprint Corp. *	(62,760)	(334,511)
Total Telecommunication Services		(1,162,467)
Utilities - (1.0%)
Consolidated Edison, Inc.	(4,371)	(351,254)
Total Common Stocks (Proceeds $(11,328,894))		(11,636,218)
Exchange Traded Funds - (1.3%)
United States Natural Gas Fund, LP*	$(3,675)	(92,169)
United States Oil Fund LP*	(28,390)	(368,502)
Total Exchange Traded Funds (Proceeds $(394,491))		(460,671)
Total Short Sales - (33.0%) (Proceeds $(11,723,385))		(12,096,889)
Other Assets, less Liabilities - (18.7)%		(6,857,686)
Net Assets - 100.0%		$36,687,114

ADR	American Depositary Receipt
LP	Limited Partnership
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust

AMG River Road Long-Short Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of January 31, 2018:

	Level 1	Level 2	Level 3	Value
Investments in Securities
Assets
Common Stocks†	$35,088,127	—	—	$35,088,127
Short-Term Investments
Other Investment Companies	20,553,562	—	—	20,553,562

Total Assets	55,641,689	—	—	55,641,689

Liabilities
Common Stocks†	(11,636,218)	—	—	(11,636,218)
Exchange Traded Funds†	(460,671)	—	—	(460,671)

Total Liabilities	(12,096,889)	—	—	(12,096,889)

Net Investments in Securities	$43,544,800	—	—	$43,544,800

†	All common stocks held or shorted and exchange traded funds in the Fund are Level 1 securities. For a detailed breakout of the common stocks and exchange traded funds by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of January 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

AMG Managers Guardian Capital Global Dividend Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2018

	Shares	Value
Common Stocks - 99.5%
Consumer Discretionary - 7.7%
Daimler AG (Germany)	2,510	$229,884
Darden Restaurants, Inc.	3,094	296,560
The Home Depot, Inc.	2,069	415,662
McDonald’s Corp.	3,868	661,970
PulteGroup, Inc.	17,481	556,420
Six Flags Entertainment Corp.[1]	8,153	550,817
Taylor Wimpey PLC (United Kingdom)	136,874	370,413
Total Consumer Discretionary		3,081,726
Consumer Staples - 8.5%
Altria Group, Inc.	8,593	604,431
Anheuser-Busch InBev SA/NV, Sponsored ADR (Belgium)	2,686	304,807
British American Tobacco PLC, Sponsored ADR (United Kingdom)	5,847	398,181
Kimberly-Clark Corp.	2,866	335,322
Nestle SA (Switzerland)	9,390	811,127
The Procter & Gamble Co.	3,318	286,476
Swedish Match AB (Sweden)	10,000	405,045
Unilever NV (United Kingdom)	4,157	238,986
Total Consumer Staples		3,384,375
Energy - 9.0%
BP PLC (United Kingdom)	54,584	389,424
Enbridge Income Fund Holdings, Inc. (Canada)	12,584	286,363
Energy Transfer Equity LP, MLP	20,234	370,282
Enterprise Products Partners LP, MLP [1]	8,906	245,984
Royal Dutch Shell PLC, Class A (Netherlands)	25,670	899,956
Snam SpA (Italy)	54,000	262,671
Statoil ASA, Sponsored ADR (Norway)	14,333	335,965
Suncor Energy, Inc. (Canada)	6,214	225,119
Targa Resources Corp.	5,799	278,352
TOTAL SA (France)	4,885	283,234
Total Energy		3,577,350
Financials - 15.6%
AXA SA (France)	10,075	331,343
Bank of America Corp.	34,407	1,101,024
Chubb, Ltd. (Switzerland)	3,038	474,384
Danske Bank A/S (Denmark)	9,327	378,740
ING Groep NV, Sponsored ADR (Netherlands)	32,141	633,178
JPMorgan Chase & Co.	6,500	751,855
NN Group NV (Netherlands)	6,646	313,459
Orix Corp. (Japan)	32,548	609,679

	Shares	Value
Prudential Financial, Inc.	3,331	$395,789
Royal Bank of Canada (Canada)	5,086	435,494
SCOR SE (France)	8,377	374,941
Wells Fargo & Co.	6,251	411,191
Total Financials		6,211,077
Health Care - 10.7%
AbbVie, Inc.	6,734	755,689
Amgen, Inc.	2,142	398,519
AstraZeneca PLC (United Kingdom)	3,566	247,528
Fresenius Medical Care AG & Co. KGaA, ADR (Germany)	8,112	466,521
Johnson & Johnson	5,579	770,962
Medtronic PLC (Ireland)	4,697	403,425
Novo Nordisk, Sponsored ADR (Denmark)	9,307	516,539
Pfizer, Inc.	7,599	281,467
Stryker Corp.	2,452	403,060
Total Health Care		4,243,710
Industrials - 12.9%
AENA SA (Spain)[2]	1,102	239,967
Bouygues SA (France)	12,125	673,893
Cummins, Inc.	2,409	452,892
Ferrovial SA (Spain)	31,999	734,601
Illinois Tool Works, Inc.	5,359	930,697
Lockheed Martin Corp.	1,375	487,919
PACCAR, Inc.	3,996	297,942
Raytheon Co.	2,426	506,888
Republic Services, Inc.	3,579	246,235
Sojitz Corp. (Japan)	78,201	253,174
Waste Management, Inc.	3,706	327,722
Total Industrials		5,151,930
Information Technology - 14.4%
Accenture PLC, Class A (Ireland)	2,972	477,600
Amadeus IT Group SA (Spain)	3,087	239,333
Analog Devices, Inc.	4,277	392,971
Apple, Inc.	5,297	886,877
Broadcom, Ltd.	2,623	650,583
Lam Research Corp.	1,996	382,274
Microsoft Corp.	9,600	912,096
Paychex, Inc.	4,810	328,282
Texas Instruments, Inc.	6,506	713,513
Tokyo Electron, Ltd. (Japan)	2,028	382,566
Xilinx, Inc.	5,137	375,104
Total Information Technology		5,741,199

AMG Managers Guardian Capital Global Dividend Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 6.3%
Air Products & Chemicals, Inc.	1,600	$269,392
BASF SE (Germany)	6,835	801,598
Boliden AB (Sweden)	8,206	297,902
DowDuPont, Inc.	7,174	542,211
Stora Enso OYJ, Class R (Finland)	20,321	348,970
Sumitomo Chemical Company Ltd. (Japan)	30,990	228,023
Total Materials		2,488,096
Real Estate - 4.6%
CubeSmart, REIT	8,377	230,619
ICADE, REIT (France)	5,123	555,590
Iron Mountain, Inc., REIT	7,458	261,254
Medical Properties Trust, Inc., REIT	27,427	358,745
TAG Immobilien AG (Germany)	21,048	416,060
Total Real Estate		1,822,268
Telecommunication Services - 7.1%
AT&T, Inc.	14,349	537,370
BCE, Inc. (Canada)	7,570	354,005
Spark New Zealand, Ltd. (New Zealand)	212,055	560,935
Telenor ASA (Norway)	17,217	402,528
TELUS Corp. (Canada)	7,340	276,354
Verizon Communications, Inc.	7,624	412,230
Vodafone Group PLC, Sponsored ADR (United Kingdom)	9,025	290,785
Total Telecommunication Services		2,834,207
Utilities - 2.7%
Dominion Resources, Inc.	3,829	292,689

[1]	Some or all of these securities, amounting to $185,352 or 0.5% of net assets, were out on loan to various brokers.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At January 31, 2018, the value of these securities amounted to $239,967 or 0.6% of net assets.
[3]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

	Shares	Value
Duke Energy Corp.	5,527	$433,869
Veolia Environnement SA (France)	13,200	332,756
Total Utilities		1,059,314
Total Common Stocks (Cost $33,192,560)		39,595,252

	Principal Amount
Short-Term Investments - 0.8%
Joint Repurchase Agreements - 0.5%[3]
Daiwa Capital Markets America, dated 01/31/18, due 02/01/18, 1.350% total to be received $194,827 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 02/15/18 - 12/01/51, totaling $198,711)	$194,820	194,820

	Shares
Other Investment Companies - 0.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.27%[4]	134,730	134,730
Total Short-Term Investments (Cost $329,550)		329,550
Total Investments - 100.3% (Cost $33,522,110)		39,924,802
Other Assets, less Liabilities - (0.3)%		(116,693)
Net Assets - 100.0%		$39,808,109

[4]	Yield shown represents the January 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
LP	Limited Partnership
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust

AMG Managers Guardian Capital Global Dividend Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of January 31, 2018:

	Level 1	Level 2†	Level 3	Total
Investments in Securities
Common Stocks
Financials	$4,202,915	$2,008,162	—	$6,211,077
Information Technology	5,119,300	621,899	—	5,741,199
Industrials	3,250,295	1,901,635	—	5,151,930
Health Care	3,996,182	247,528	—	4,243,710
Energy	1,742,065	1,835,285	—	3,577,350
Consumer Staples	2,168,203	1,216,172	—	3,384,375
Consumer Discretionary	2,851,842	229,884	—	3,081,726
Telecommunication Services	1,870,744	963,463	—	2,834,207
Materials	811,603	1,676,493	—	2,488,096
Real Estate	850,618	971,650	—	1,822,268
Utilities	726,558	332,756	—	1,059,314
Short-Term Investments
Joint Repurchase Agreements	—	194,820	—	194,820
Other Investment Companies	134,730	—	—	134,730

Total Investments in Securities	$27,725,055	$12,199,747	—	$39,924,802

†	As a result of the fair valuation policy utilized by the Fund, certain international equity securities may be level 2 and could result in transfers between level 1 to level 2. (See Notes to Schedules of Portfolio of Investments.)

As of January 31, 2018, the Fund had transfers between Level 1 and Level 2 as follows:

	Transfer into Level 1[1]	Transfer out of Level 1[1]	Transfer into Level 2[1]	Transfer out of Level 2[1]
Assets:
Common Stocks	—	$(555,590)	$555,590	—

[1]	As a result of the fair valuation policy utilized by the Fund, certain international equity securities may be level 2 and could result in transfers between level 1 to level 2. (See Notes to Schedules of Portfolio Investments.)

AMG Managers Guardian Capital Global Dividend Fund
Schedule of Portfolio Investments (continued)

Country	% of Long-Term Investments
Belgium	0.8
Canada	4.0
Denmark	2.2
Finland	0.9
France	6.4
Germany	4.8
Ireland	2.2
Italy	0.7
Japan	3.7
Netherlands	4.7
New Zealand	1.4
Norway	1.9
Spain	3.1
Sweden	1.8
Switzerland	3.2
United Kingdom	4.9
United States	53.3

100.0

AMG Managers Pictet International Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2018

	Shares	Value
Common Stocks - 97.9%
Consumer Discretionary - 21.9%
ABC-Mart, Inc. (Japan)	501,400	$32,626,741
Bandai Namco Holdings, Inc. (Japan)	1,169,400	38,269,152
Cie Financiere Richemont SA (Switzerland)	284,366	27,275,273
Ctrip.com International, Ltd., ADR (China)*	473,678	22,158,657
CyberAgent, Inc. (Japan)	396,600	17,246,443
Dignity PLC (United Kingdom)	1,460,945	16,945,188
EI Group PLC (United Kingdom)*	1,211,793	2,312,438
Gestamp Automocion SA (Spain)*,1	5,032,538	38,531,656
Hyundai Mobis (South Korea)	161,822	37,506,153
Informa PLC (United Kingdom)	5,051,897	49,933,386
JD.com, Inc., ADR (China)*,2	1,134,508	55,851,829
KOMEDA Holdings Co., Ltd. (Japan)	407,800	7,835,882
Loen Entertainment, Inc. (South Korea)	125,885	12,991,082
Matas A/S (Denmark)	704,928	8,843,204
MGM China Holdings, Ltd. (Macau)[2]	12,471,600	38,347,953
NGK Spark Plug Co., Ltd. (Japan)	843,200	22,328,453
REA Group, Ltd. (Australia)	291,581	17,321,853
Vivendi SA (France)	724,705	21,233,663
Total Consumer Discretionary		467,559,006
Consumer Staples - 13.1%
Anheuser-Busch InBev SA/NV (Belgium)	595,078	67,398,653
Asahi Group Holdings, Ltd. (Japan)	639,200	32,293,980
cocokara fine, Inc. (Japan)	304,800	18,256,775
Danone SA (France)	348,424	29,987,801
Japan Tobacco, Inc. (Japan)	1,853,600	61,427,941
Nestle SA (Switzerland)	564,259	48,741,802
Ontex Group NV (Belgium)	765,765	22,646,656
Total Consumer Staples		280,753,608
Energy - 5.2%
Inpex Corp. (Japan)	2,478,700	32,326,041
Royal Dutch Shell PLC, Class A (Netherlands)	100,462	3,522,070
Royal Dutch Shell PLC, Class B (Netherlands)	1,758,570	62,380,827
Z Energy, Ltd. (New Zealand)	2,255,976	12,718,482
Total Energy		110,947,420
Financials - 14.7%
Ageas (Belgium)	568,945	30,082,264
Banco Bilbao Vizcaya Argentaria SA (Spain)	4,002,493	37,561,839
BPER Banca (Italy)[2]	4,682,191	27,326,994
Cerved Information Solutions SpA (Italy)	864,917	12,188,131
Mizrahi Tefahot Bank, Ltd. (Israel)	933,413	18,167,195
Moscow Exchange MICEX-RTS PJSC (Russia)	10,273,857	21,021,390

	Shares	Value
Prudential PLC (United Kingdom)	1,640,820	$44,417,119
Saga PLC (United Kingdom)	10,687,489	17,541,867
Sompo Holdings, Inc. (Japan)	1,083,000	43,486,871
Standard Chartered PLC (United Kingdom)*	3,028,428	35,236,489
UBS Group AG (Switzerland)	1,395,229	28,322,326
Total Financials		315,352,485
Health Care - 9.7%
GlaxoSmithKline PLC (United Kingdom)	2,983,095	55,527,575
Grifols SA, ADR (Spain)	1,087,131	27,015,205
LivaNova PLC (United Kingdom)*	630,939	53,976,832
Miraca Holdings, Inc. (Japan)	316,500	14,456,836
Orpea (France)	342,584	42,756,988
Primary Health Care, Ltd. (Australia)	4,824,233	14,125,665
Total Health Care		207,859,101
Industrials - 16.7%
BBA Aviation PLC (United Kingdom)	6,542,654	32,699,094
Bollore SA (France)	5,925,200	34,399,809
Bollore SA-New (France)*,2	29,777	177,381
CK Hutchison Holdings, Ltd. (Hong Kong)	4,177,748	56,351,481
DSV A/S (Denmark)	286,003	23,515,110
Elis SA (France)	1,452,673	40,586,636
Fujitec Co., Ltd. (Japan)	1,082,600	14,939,356
Jardine Strategic Holdings, Ltd. (Hong Kong)	811,376	32,292,765
Obrascon Huarte Lain SA (Spain)*	2,830,820	17,476,219
Safran SA (France)	443,600	50,118,765
SEEK, Ltd. (Australia)	1,530,444	24,092,141
Vinci SA (France)	287,036	31,022,693
Total Industrials		357,671,450
Information Technology - 7.5%
ASML Holding NV (Netherlands)	271,705	55,085,437
Computershare, Ltd. (Australia)	2,056,976	27,610,323
Nokia OYJ (Finland)	5,702,785	27,507,802
Siltronic AG (Germany)*	121,024	20,092,123
Sophos Group PLC (United Kingdom)[1]	3,392,668	30,897,870
Total Information Technology		161,193,555
Materials - 1.9%
KAZ Minerals PLC (United Kingdom)*	1,321,812	15,381,941
Koninklijke DSM NV (Netherlands)	234,797	24,276,402
Total Materials		39,658,343
Real Estate - 1.0%
Merlin Properties Socimi SA, REIT (Spain)	1,485,034	21,382,327
Telecommunication Services - 5.2%
Inmarsat PLC (United Kingdom)	6,618,205	43,622,729

AMG Managers Pictet International Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Telecommunication Services - 5.2% (continued)
PCCW, Ltd. (Hong Kong)	58,670,309	$33,789,107
SoftBank Group Corp. (Japan)	407,700	33,874,944
Total Telecommunication Services		111,286,780
Utilities - 1.0%
Rubis SCA (France)	279,558	20,617,957
Total Common Stocks (Cost $1,724,238,926)		2,094,282,032

	Principal Amount
Short-Term Investments - 4.5%
Joint Repurchase Agreements - 2.3%[3]
Citigroup Global Markets, Inc., dated 01/31/18, due 02/01/18, 1.340% total to be received $11,569,543 (collateralized by various U.S. Government Agency Obligations, 0.000% - 11.500%, 02/01/18 - 06/01/56, totaling $11,800,494)	$11,569,112	11,569,112
Daiwa Capital Markets Americas, dated 01/31/18, due 02/01/18, 1.350% total to be received $11,569,546 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 02/15/18 - 12/01/51, totaling $11,800,184)	11,569,112	11,569,112
HSBC Securities, Inc., dated 01/31/18, due 02/01/18, 1.340% total to be received $11,569,543 (collateralized by various U.S. Government Agency Obligations, 3.500% - 6.000%, 02/01/35 - 10/01/47, totaling $11,800,578)	11,569,112	11,569,112

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At January 31, 2018, the value of these securities amounted to $69,429,526 or 3.2% of net assets.
[2]	Some or all of these securities, amounting to $44,881,973 or 2.1% of net assets, were out on loan to various brokers.
[3]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

	Principal Amount	Value
Jefferies LLC, dated 01/31/18, due 02/01/18, 1.440% total to be received $11,569,563 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.250%, 02/09/18 - 07/15/32, totaling $11,800,496)	$11,569,100	$11,569,100
JP Morgan Securities LLC, dated 01/31/18, due 02/01/18, 1.350% total to be received $2,433,474 (collateralized by various U.S. Government Agency Obligations, 1.625% - 2.500%, 04/30/22 - 01/31/25, totaling $2,482,055 )	2,433,381	2,433,381
Total Joint Repurchase Agreements		48,709,817

	Shares
Other Investment Companies - 2.2%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.21%[4]	47,326,769	47,326,769
Total Short-Term Investments (Cost $96,036,586)		96,036,586
Total Investments - 102.4% (Cost $1,820,275,512)		2,190,318,618
Other Assets, less Liabilities - (2.4)%		(52,273,163)
Net Assets - 100.0%		$2,138,045,455

[4]	Yield shown represents the January 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

AMG Managers Pictet International Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of January 31, 2018:

	Level 1	Level 2†	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$139,663,363	$327,895,643	—	$467,559,006
Industrials	32,470,146	325,201,304	—	357,671,450
Financials	29,729,998	285,622,487	—	315,352,485
Consumer Staples	22,646,656	258,106,952	—	280,753,608
Health Care	80,992,037	126,867,064	—	207,859,101
Information Technology	—	161,193,555	—	161,193,555
Telecommunication Services	—	111,286,780	—	111,286,780
Energy	12,718,482	98,228,938	—	110,947,420
Materials	—	39,658,343	—	39,658,343
Real Estate	—	21,382,327	—	21,382,327
Utilities	—	20,617,957	—	20,617,957
Short-Term Investments
Joint Repurchase Agreements	—	48,709,817	—	48,709,817
Other Investment Companies	47,326,769	—	—	47,326,769

Total Investments in Securities	$365,547,451	$1,824,771,167	—	$2,190,318,618

†	As a result of the fair valuation policy utilized by the Fund, certain international equity securities may be level 2 and could result in transfers between level 1 to level 2. (See Notes to Schedules of Portfolio of Investments.)

As of January 31, 2018, the Fund had transfers between Level 1 and Level 2 as follows:

	Transfer into Level 1[1]	Transfer out of Level 1[1]	Transfer into Level 2[1]	Transfer out of Level 2[1]
Assets:
Common Stocks	$66,042,581	$(55,476,845)	$55,476,845	$(66,042,581)

[1]	As a result of the fair valuation policy utilized by the Fund, certain international equity securities may be level 2 and could result in transfers between level 1 to level 2. (See Notes to Schedules of Portfolio Investments.)

AMG Managers Pictet International Fund
Schedule of Portfolio Investments (continued)

Country	% of Long-Term Investments
Australia	4.0
Belgium	5.7
China	3.7
Denmark	1.6
Finland	1.3
France	12.9
Germany	1.0
Hong Kong	5.9
Israel	0.9
Italy	1.9
Japan	17.6
Macau	1.8
Netherlands	6.9
New Zealand	0.6
Russia	1.0
South Korea	2.4
Spain	6.8
Switzerland	5.0
United Kingdom	19.0

100.0

AMG Managers Value Partners Asia Dividend Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2018

	Shares	Value
Common Stocks - 90.6%
Consumer Discretionary - 12.5%
Asian Pay Television Trust (Singapore)	98,900	$43,638
Basso Industry Corp. (Taiwan)	25,000	56,391
China Lilang, Ltd. (China)	197,000	177,885
China Yongda Automobiles Services Holdings, Ltd. (China)	161,500	197,089
China ZhengTong Auto Services Holdings, Ltd. (China)	95,500	96,860
Chongqing Changan Automobile Co., Ltd., Class B (China)	87,963	99,403
Chow Sang Sang Holdings International, Ltd. (Hong Kong)	46,000	111,021
EGL Holdings Co., Ltd. (Hong Kong)	74,000	12,749
Fila Korea, Ltd. (South Korea)*	974	78,807
Great Wall Motor Co., Ltd., Class H (China)	44,000	53,470
Hotel Shilla Co., Ltd. (South Korea)	921	79,958
Jinmao Hotel and Jinmao China Hotel Investments and Management, Ltd. (Hong Kong)	78,500	51,780
Kangwon Land, Inc. (South Korea)*	3,036	92,258
Lifestyle International Holdings, Ltd. (Hong Kong)	3,000	4,525
Nameson Holdings, Ltd. (Hong Kong)	150,000	61,253
Nasmedia Co., Ltd. (South Korea)	1,063	79,190
Skyworth Digital Holdings, Ltd. (Hong Kong)	223,225	109,370
Wonderful Sky Financial Group Holdings, Ltd. (Hong Kong)	214,000	40,154
Total Consumer Discretionary		1,445,801
Consumer Staples - 2.8%
Convenience Retail Asia, Ltd. (Hong Kong)	92,000	44,607
E-MART, Inc. (South Korea)	516	140,205
GS Retail Co. , Ltd. (South Korea)	2,916	106,180
Springland International Holdings, Ltd. (China)	47,000	10,647
Ultrajaya Milk Industry & Trading Co. (Indonesia)	220,400	20,907
Total Consumer Staples		322,546
Energy - 2.5%
PetroChina Co., Ltd., Class H (China)	340,000	268,330
Pryce Corp. (Philippines)	222,500	27,325
Total Energy		295,655
Financials - 18.9%
Bank Pan Indonesia (Indonesia)*	263,800	28,944
BFI Finance Indonesia (Indonesia)	397,700	20,199
BOC Hong Kong Holdings, Ltd. (Hong Kong)	14,500	73,951
China Construction Bank Corp., Class H (China)	471,000	540,742

	Shares	Value
Chongqing Rural Commercial Bank Co., Ltd., Class H (China)	106,000	$95,745
Dongbu Insurance Co., Ltd. (South Korea)	1,706	115,559
Far East Horizon, Ltd. (Hong Kong)	253,000	272,005
Fubon Financial Holding Co., Ltd. (Taiwan)	62,000	115,177
Hana Financial Group, Inc. (South Korea)	3,482	169,678
Hyundai Marine & Fire Insurance Co, Ltd. (South Korea)	2,616	113,470
KB Financial Group, Inc. (South Korea)	1,748	109,928
Metropolitan Bank & Trust Co. (Philippines)	39,120	75,829
Panin Financial (Indonesia)*	5,172,600	115,904
Ping An Insurance Group Co. of China, Ltd., Class H (China)	29,000	341,562
Total Financials		2,188,693
Health Care - 1.3%
Sinopharm Group Co., Ltd., Class H (China)	34,400	151,598
Industrials - 17.1%
Acset Indonusa (Indonesia)	291,800	60,154
BOC Aviation, Ltd. (Singapore)[1]	34,100	200,239
CB Industrial Product Holding (Malaysia)	36,500	16,669
China Communications Construction Co., Ltd., Class H (China)	44,000	52,390
China Machinery Engineering Corp., Class H (China)	167,000	109,481
China State Construction International Holdings, Ltd. (Hong Kong)	94,000	135,685
FSE Engineering Holdings, Ltd. (Hong Kong)	159,000	50,204
Garuda Maintenance Facility Aero Asia (Indonesia)*	1,280,900	34,059
Haitian International Holdings, Ltd. (China)	61,000	190,658
Kerry TJ Logistics Co., Ltd. (Taiwan)	22,000	29,003
PP Persero (Indonesia)	366,600	85,658
Qingdao Port International Co., Ltd., Class H (China)[1]	308,000	226,788
SITC International Holdings Co., Ltd. (Hong Kong)	253,000	289,450
TK Group Holdings, Ltd. (Hong Kong)	212,000	156,880
Total Bangun Persada (Indonesia)	369,700	20,434
TURVO International Co., Ltd. (Taiwan)	15,000	54,539
Waskita Karya Persero (Indonesia)	372,100	78,653
Xinjiang Goldwind Science & Technology Co., Ltd., Class H (China)	80,160	139,496
Zhejiang Expressway Co., Ltd., Class H (China)	40,000	47,238
Total Industrials		1,977,678
Information Technology - 10.6%
Amotech Co., Ltd. (South Korea)*	744	34,196

AMG Managers Value Partners Asia Dividend Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 10.6% (continued)
BH Co., Ltd. (South Korea)*	3,676	$67,103
Chilisin Electronics Corp. (Taiwan)	10,108	33,672
ChipMOS TECHNOLOGIES, INC. (Taiwan)	27,000	24,688
FLEXium Interconnect, Inc. (Taiwan)	34,148	130,419
Goldpac Group, Ltd. (China)	288,000	82,163
King Yuan Electronics Co., Ltd. (Taiwan)	113,000	116,770
MediaTek, Inc. (Taiwan)	9,000	92,090
Primax Electronics, Ltd. (Taiwan)	16,000	45,247
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	39,000	340,833
Transtech Optelecom Science Holdings, Ltd. (Hong Kong)*	196,000	70,406
V One Tech Co., Ltd. (South Korea)*	808	33,142
Yangtze Optical Fibre and Cable Joint Stock Co., Ltd., Class H (China)[1]	35,000	161,751
Total Information Technology		1,232,480
Materials - 1.5%
Lee & Man Chemical Co., Ltd. (Hong Kong)	132,000	105,631
Samyang Packaging Corp. (South Korea)*	2,792	63,012
Total Materials		168,643
Real Estate - 16.4%
AIMS AMP Capital Industrial, REIT (Singapore)	30,400	31,749
AP Thailand PCL (Thailand)	198,400	56,061
Bekasi Fajar Industrial Estate (Indonesia)	1,810,800	40,575
CapitaLand Retail China Trust, REIT (Singapore)	39,940	51,455
CIFI Holdings Group Co., Ltd. (China)	142,000	121,992
CK Asset Holdings, Ltd. (Hong Kong)	22,000	209,343
CSI Properties, Ltd. (Hong Kong)	1,710,000	106,600
Far East Consortium International, Ltd. (Hong Kong)	495,179	286,218
Hopefluent Group Holdings, Ltd. (China)	118,000	61,544
Jaya Real Property (Indonesia)	646,800	42,754
Longfor Properties Co., Ltd. (China)	169,000	551,514
Mah Sing Group (Malaysia)	114,800	42,230
Megaworld Corp. (Philippines)	101,000	9,746
Puradelta Lestari (Indonesia)	2,572,800	38,433
SP Setia Group (Malaysia)	4,253	3,393
Summarecon Agung (Indonesia)	118,100	9,880
Supalai PCL (Thailand)	63,600	47,720
Times Property Holdings, Ltd. (China)	95,000	117,890
UOA Development (Malaysia)	53,900	34,710

	Shares	Value
Viva Industrial Trust (Singapore)	43,400	$31,969
Total Real Estate		1,895,776
Telecommunication Services - 3.2%
HKBN, Ltd. (Hong Kong)	106,000	133,336
Indosat (Indonesia)	212,500	87,692
Link Net (Indonesia)	213,400	86,525
SmarTone Telecommunications Holdings, Ltd. (Hong Kong)	14,500	16,886
XL Axiata (Indonesia)*	204,300	45,625
Total Telecommunication Services		370,064
Utilities - 3.8%
China Jinjiang Environment Holding Co., Ltd. (China)	44,000	21,970
China Power International Development, Ltd. (Hong Kong)	110,610	30,182
China Resources Gas Group, Ltd. (Hong Kong)	8,000	26,344
China Resources Power Holdings Co., Ltd. (Hong Kong)	154,000	283,954
China Tian Lun Gas Holdings, Ltd. (China)	103,500	80,046
Total Utilities		442,496
Total Common Stocks (Cost $8,431,237)		10,491,430
Preferred Stocks - 2.0%
Information Technology - 2.0%
Samsung Electronics Co., Ltd. (South Korea)	118	233,210
Real Estate - 0.0%
SP Setia Group (Malaysia)*	12,760	2,848
Total Preferred Stocks (Cost $118,737)		236,058
Participation Notes - 3.6%
Consumer Discretionary - 2.0%
Midea Group Co., Ltd. (HSBC Securities) (China)	24,300	230,869
Industrials - 1.6%
Huayu Automotive Systems Co., Ltd. (HSBC Securities) (China)	45,500	191,514
Total Participation Notes (Cost $223,893)		422,383
Warrants - 0.1%
Energy - 0.0%
Ezion Holdings, Ltd. (exercise price 0.45 Singapore Dollar), 04/24/20 (Singapore)*	18,520	0
Real Estate - 0.1%
Supalai PCL, (exercise price 4.00 Thia Baht), 10/20/18 (Thailand)*	15,900	9,900
Total Warrants (Cost $5,535)		9,900

AMG Managers Value Partners Asia Dividend Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Short-Term Investments - 3.4%
Other Investment Companies - 3.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.27%[2]	388,709	$388,709
Total Short-Term Investments (Cost $388,709)		388,709

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At January 31, 2018, the value of these securities amounted to $588,778 or 5.1% of net assets.

Value
Total Investments - 99.7% (Cost $9,168,111)	$11,548,480
Other Assets, less Liabilities - 0.3%	34,537
Net Assets - 100.0%	$11,583,017

[2]	Yield shown represents the January 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT	Real Estate Investment Trust

AMG Managers Value Partners Asia Dividend Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of January 31, 2018:

	Level 1	Level 2†	Level 3	Total
Investments in Securities
Common Stocks
Financials	$136,103	$2,052,590	—	$2,188,693
Industrials	677,619	1,300,059	—	1,977,678
Real Estate	324,239	1,571,537	—	1,895,776
Consumer Discretionary	437,794	1,008,007	—	1,445,801
Information Technology	103,548	1,128,932	—	1,232,480
Utilities	102,016	340,480	—	442,496
Telecommunication Services	283,539	86,525	—	370,064
Consumer Staples	20,907	301,639	—	322,546
Energy	27,325	268,330	—	295,655
Materials	168,643	—	—	168,643
Health Care	—	151,598	—	151,598
Preferred Stocks
Information Technology	—	233,210	—	233,210
Real Estate	2,848	—	—	2,848
Participation Notes
Consumer Discretionary	—	230,869	—	230,869
Industrials	—	191,514	—	191,514
Warrants
Energy	—	—	$0	—
Real Estate	9,900	—	—	9,900
Short-Term Investments
Other Investment Companies	388,709	—	—	388,709

Total Investments in Securities	$2,683,190	$8,865,290	$0	$11,548,480

†	As a result of the fair valuation policy utilized by the Fund, certain international equity securities may be level 2 and could result in transfers between level 1 to level 2. (See Notes to Schedules of Portfolio of Investments.)

As of January 31, 2018, the Fund had transfers between Level 1 and Level 2 as follows:

	Transfer into Level 1[1]	Transfer out of Level 1[1]	Transfer into Level 2[1]	Transfer out of Level 2[1]
Assets:
Common Stocks	$1,107,422	$(126,175)	$126,175	$(1,107,422)

[1]	As a result of the fair valuation policy utilized by the Fund, certain international equity securities may be level 2 and could result in transfers between level 1 to level 2. (See Notes to Schedules of Portfolio Investments.)

AMG Managers Value Partners Asia Dividend Fund
Schedule of Portfolio Investments (continued)

Country	% of Long-Term Investments
China	39.6
Hong Kong	24.1
Indonesia	7.3
Malaysia	0.9
Philippines	1.0
Singapore	3.2
South Korea	13.6
Taiwan	9.3
Thailand	1.0

100.0

AMG Managers Montag & Caldwell Balanced Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2018

	Shares	Value
Common Stocks - 64.4%
Consumer Discretionary - 7.0%
Dollar Tree, Inc.*	4,200	$483,000
The Priceline Group, Inc.*	182	347,993
Starbucks Corp.	6,900	391,989
Ulta Beauty, Inc.*	1,467	325,821
Total Consumer Discretionary		1,548,803
Consumer Staples - 17.0%
The Coca-Cola Co.	9,200	437,828
The Estee Lauder Cos., Inc., Class A	2,100	283,416
The Kraft Heinz Co.	6,900	540,891
Mondelez International, Inc., Class A	12,900	572,760
Monster Beverage Corp.*	5,800	395,734
PepsiCo, Inc.	4,800	577,440
Philip Morris International, Inc.	4,900	525,427
The Procter & Gamble Co.	4,800	414,432
Total Consumer Staples		3,747,928
Financials - 4.8%
The Charles Schwab Corp.	5,200	277,368
Intercontinental Exchange, Inc.	5,530	408,335
S&P Global, Inc.	2,052	371,617
Total Financials		1,057,320
Health Care - 10.3%
Becton Dickinson & Co.	3,000	728,820
Edwards Lifesciences Corp.*	4,300	544,294
Thermo Fisher Scientific, Inc.	1,846	413,707
UnitedHealth Group, Inc.	2,450	580,111
Total Health Care		2,266,932
Industrials - 1.7%
Honeywell International, Inc.	2,325	371,233
Information Technology - 21.5%
Alphabet, Inc., Class A*	475	561,554
Analog Devices, Inc.	4,200	385,896
Apple, Inc.	2,183	365,500
eBay, Inc.*	9,900	401,742
Facebook, Inc., Class A*	1,994	372,659
Fidelity National Information Services, Inc.	4,300	440,148
FleetCor Technologies, Inc.*	1,425	302,812
Mastercard, Inc., Class A	1,607	271,583
Microsoft Corp.	4,700	446,547
Oracle Corp.	6,800	350,812
QUALCOMM, Inc.	4,200	286,650

	Shares	Value
Visa, Inc., Class A	4,300	$534,189
Total Information Technology		4,720,092
Materials - 2.1%
Air Products & Chemicals, Inc.	825	138,905
The Sherwin-Williams Co.	767	319,924
Total Materials		458,829
Total Common Stocks (Cost $11,469,378)		14,171,137

	Principal Amount
Corporate Bonds and Notes - 17.6%
Financials - 7.1%
Berkshire Hathaway, Inc.
3.125%, 03/15/26	$225,000	222,547
General Electric Co.
4.375%, 09/16/20	200,000	207,872
JPMorgan Chase & Co.
4.350%, 08/15/21	225,000	236,503
State Street Corp.
2.550%, 08/18/20	250,000	250,246
US Bancorp, MTN
2.950%, 07/15/22	200,000	199,726
Visa, Inc.
3.150%, 12/14/25	200,000	199,974
Wells Fargo & Co.
Series N 2.150%, 01/30/20	250,000	248,158
Total Financials		1,565,026
Industrials - 10.5%
Alphabet, Inc.
3.625%, 05/19/21	200,000	207,705
Apple, Inc.
1.000%, 05/03/18	250,000	249,612
Chevron Corp.
1.718%, 06/24/18	250,000	249,904
Cisco Systems, Inc.
1.850%, 09/20/21	200,000	194,278
Johnson & Johnson
5.950%, 08/15/37	150,000	201,555
Merck & Co.,Inc.
2.350%, 02/10/22	250,000	247,382
Oracle Corp.
2.500%, 10/15/22	250,000	245,847
PepsiCo, Inc.
5.000%, 06/01/18	250,000	252,687
QUALCOMM, Inc.
2.250%, 05/20/20	250,000	247,916

AMG Managers Montag & Caldwell Balanced Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 10.5% (continued)
United Parcel Service, Inc.
3.125%, 01/15/21	$200,000	$203,766
Total Industrials		2,300,652
Total Corporate Bonds and Notes (Cost $3,913,470)		3,865,678
U.S. Government and Agency Obligations - 8.7%
Fannie Mae - 0.1%
Fannie Mae,
6.000%, 11/01/35	7,524	8,371
7.500%, 02/01/35 to 04/01/35	8,203	8,564
Total Fannie Mae		16,935
Freddie Mac - 0.0%#
Freddie Mae Gold,
5.500%, 12/01/20	2,377	2,445
Ginnie Mae - 0.0%#
Ginnie Mae,
5.500%, 02/15/39	3,183	3,477
U.S. Treasury Obligations - 8.6%
U.S. Treasury Bonds,
2.750%, 11/15/42	250,000	242,773
3.125%, 11/15/41	125,000	129,812
3.500%, 02/15/39	250,000	275,366

	Principal Amount	Value
U.S. Treasury Bonds,
5.375%, 02/15/31	$125,000	$161,126
U.S. Treasury Notes,
1.375%, 09/30/18	175,000	174,545
1.500%, 01/31/19	225,000	223,994
2.125%, 05/15/25	240,000	231,211
2.375%, 05/15/27	225,000	218,707
2.500%, 05/15/24	250,000	248,159
Total U.S. Treasury Obligations		1,905,693
Total U.S. Government and Agency Obligations (Cost $1,979,351)		1,928,550
	Shares
Short-Term Investments - 9.2%
Other Investment Companies - 9.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.27%[1]	2,021,686	2,021,686
Total Short-Term Investments (Cost $2,021,686)		2,021,686
Total Investments - 99.9% (Cost $19,383,885)		21,987,051
Other Assets, less Liabilities - 0.1%		22,314
Net Assets - 100.0%		$22,009,365

#	Less than 0.05%. MTN Medium-Term Note
*	Non-income producing security.
[1]	Yield shown represents the January 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
MTN	Medium-Term Note

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of January 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$14,171,137	—	—	$14,171,137
Corporate Bonds and Notes††	—	$3,865,678	—	3,865,678
U.S. Government and Agency Obligations††	—	1,928,550	—	1,928,550
Short-Term Investments
Other Investment Companies	2,021,686	—	—	2,021,686

Total Investments in Securities	$16,192,823	$5,794,228	—	$21,987,051

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.
††	All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of January 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities, including securities sold short, traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS IV

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	March 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	March 30, 2018

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	March 30, 2018